OMB APPROVAL
OMB Number: 3235-0578 Expires: March 31, 2019 Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02699

AIM Growth Series (Invesco Growth Series)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000   Houston, Texas 77046

(Address of principal executive offices)        (Zip code)

Sheri Morris    11 Greenway Plaza, Suite 1000   Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (713) 626-1919

Date of fiscal year end:        12/31

Date of reporting period:       09/30/16

Item 1. Schedule of Investments.

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us IBRR-QTR-1 09/16 Invesco Advisers, Inc.

Schedule of Investments

September 30, 2016

(Unaudited)

Invesco Balanced-Risk Retirement Now Fund

Schedule of Investments in Affiliated Issuers–99.82%(a)

	% of Net Assets 09/30/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/16	Value 09/30/16
Asset Allocation Funds–59.82%
Invesco Balanced-Risk Allocation Fund-Class R6	59.82%	$19,453,656	$290,711	$(4,644,881)	$2,014,809	$(26,532)	$—	1,462,993	$17,087,763
Money Market Funds–40.00%
Liquid Assets Portfolio-Institutional Class, 0.39%(b)	20.00%	6,580,707	3,115,975	(3,982,825)	—	—	19,652	5,713,857	5,713,857
Premier Portfolio-Institutional Class, 0.34%(b)	20.00%	6,580,708	3,115,975	(3,982,825)	—	—	15,809	5,713,858	5,713,858
Total Money Market Funds		13,161,415	6,231,950	(7,965,650)	—	—	35,461		11,427,715
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $27,136,928)	99.82%	$32,615,071	$6,522,661	$ (12,610,531)	$2,014,809	$(26,532)	$35,461		$28,515,478
OTHER ASSETS LESS LIABILITIES	0.18%								50,916
NET ASSETS	100.00%								$28,566,394

Invesco Balanced-Risk Retirement 2020 Fund Schedule of Investments in Affiliated Issuers–100.02%(a)

	% of Net Assets 09/30/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/16	Value 09/30/16
Asset Allocation Funds–75.84%
Invesco Balanced-Risk Allocation Fund-Class R6	75.84%	$76,677,026	$667,487	$(29,585,131)	$9,810,329	$(3,865,567)	$—	4,597,958	$53,704,144
Money Market Funds–24.18%
Liquid Assets Portfolio-Institutional Class, 0.39%(b)	12.09%	10,802,273	15,011,316	(17,254,963)	—	—	25,139	8,558,626	8,558,626
Premier Portfolio-Institutional Class, 0.34%(b)	12.09%	10,802,273	15,011,316	(17,254,963)	—	—	22,543	8,558,626	8,558,626
Total Money Market Funds		21,604,546	30,022,632	(34,509,926)	—	—	47,682		17,117,252
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $66,863,221)	100.02%	$98,281,572	$30,690,119	$(64,095,057)	$9,810,329	$(3,865,567)	$47,682		$70,821,396
OTHER ASSETS LESS LIABILITIES	(0.02)%								(12,296)
NET ASSETS	100.00%								$70,809,100

Invesco Balanced-Risk Retirement 2030 Fund Schedule of Investments in Affiliated Issuers–99.99%(a)
	% of Net Assets 09/30/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/16	Value 09/30/16
Asset Allocation Funds–99.75%
Invesco Balanced-Risk Allocation Fund-Class R6	88.20%	$90,499,763	$2,280,205	$(27,874,333)	$12,197,295	$(4,166,948)	$—	$6,244,519	$72,935,982
Invesco Balanced-Risk Aggressive Allocation Fund	11.55%	14,701,487	55,310	(6,969,689)	3,061,299	(1,292,734)	—	1,026,388	9,555,673
Total Asset Allocation Funds		105,201,250	2,335,515	(34,844,022)	15,258,594	(5,459,682)	—		82,491,655
Money Market Funds–0.24%
Liquid Assets Portfolio-Institutional Class, 0.39%(b)	0.12%	370,213	5,577,586	(5,852,155)	—	—	640	95,644	95,644
Premier Portfolio-Institutional Class, 0.34%(b)	0.12%	370,214	5,577,585	(5,852,155)	—	—	552	95,644	95,644
Total Money Market Funds		740,427	11,155,171	(11,704,310)	—	—	1,192		191,288
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $79,772,695)	99.99%	$105,941,677	$13,490,686	$ (46,548,332)	$15,258,594	$ (5,459,682)	$1,192		$82,682,943
OTHER ASSETS LESS LIABILITIES	0.01%								12,263
NET ASSETS	100.00%								$82,695,206

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Retirement Fund

Schedule of Investments-(continued)

September 30, 2016

(Unaudited)

Invesco Balanced-Risk Retirement 2040 Fund

Schedule of Investments in Affiliated Issuers–100.16%(a)

	% of Net Assets 09/30/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/16	Value 09/30/16
Asset Allocation Funds–99.55%
Invesco Balanced-Risk Allocation Fund-Class R6	54.39%	$37,246,511	$1,672,702	$(13,408,408)	$5,106,761	$(2,127,399)	$—	2,439,227	$28,490,167
Invesco Balanced-Risk Aggressive Allocation Fund	45.16%	33,861,294	302,772	(14,469,831)	6,828,874	(2,868,547)	—	2,540,769	23,654,562
Total Asset Allocation Funds		71,107,805	1,975,474	(27,878,239)	11,935,635	(4,995,946)			52,144,729
Money Market Funds–0.61%
Liquid Assets Portfolio-Institutional Class, 0.39%(b)	0.30%	277,786	3,603,097	(3,720,721)	—	—	413	160,162	160,162
Premier Portfolio-Institutional Class, 0.34%(b)	0.31%	277,787	3,603,097	(3,720,721)	—	—	359	160,163	160,163
Total Money Market Funds		555,573	7,206,194	(7,441,442)	—	—	772		320,325
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $54,097,931)	100.16%	$71,663,378	$9,181,668	$(35,319,681)	$11,935,635	$(4,995,946)	$772		$52,465,054
OTHER ASSETS LESS LIABILITIES	(0.16)%								(81,741)
NET ASSETS	100.00%								$52,383,313

Invesco Balanced-Risk Retirement 2050 Fund Schedule of Investments in Affiliated Issuers–100.04%(a)
	% of Net Assets 09/30/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/16	Value 09/30/16
Asset Allocation Funds–99.42%
Invesco Balanced-Risk Allocation Fund-Class R6	21.36%	$6,377,055	$1,485,406	$(1,921,803)	$839,400	$(191,572)	$—	564,083	$6,588,486
Invesco Balanced-Risk Aggressive Allocation Fund	78.06%	26,965,902	2,124,784	(8,855,118)	5,176,979	(1,337,124)	—	2,585,975	24,075,423
Total Asset Allocation Funds		33,342,957	3,610,190	(10,776,921)	6,016,379	(1,528,696)			30,663,909
Money Market Funds–0.62%
Liquid Assets Portfolio-Institutional Class, 0.39%(b)	0.31%	169,261	2,937,512	(3,012,282)	—	—	277	94,491	94,491
Premier Portfolio-Institutional Class, 0.34%(b)	0.31%	169,262	2,937,513	(3,012,283)	—	—	243	94,492	94,492
Total Money Market Funds		338,523	5,875,025	(6,024,565)	—	—	520		188,983
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $31,974,403)	100.04%	$33,681,480	$9,485,215	$ (16,801,486)	$6,016,379	$ (1,528,696)	$520		$30,852,892
OTHER ASSETS LESS LIABILITIES	(0.04)%								(10,175)
NET ASSETS	100.00%								$30,842,717

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Retirement Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

Each Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

      A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

      Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

      Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

      Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

      Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

                                 Invesco Balanced-Risk Retirement Funds

A.	Security Valuations – (continued)

      Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

      Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

      The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

      Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

      The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

      Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Other Risks – The Funds and certain of the underlying funds are non-diversified and may invest in securities of fewer issuers than if they were diversified. Thus, the value of each Fund’s shares may vary more widely and the Funds may be subject to greater market and credit risk than if the Funds invested more broadly.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                                 Invesco Balanced-Risk Retirement Funds

NOTE 3 — Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the nine months ended September 30, 2016*		At September 30, 2016
	Purchases	Sales	Federal Tax Cost**	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Balanced-Risk Retirement Now Fund	$ 290,711	$ 4,644,881	$ 27,191,579	$ 1,323,899	$ —	$ 1,323,899
Invesco Balanced-Risk Retirement 2020 Fund	667,487	29,585,131	67,549,844	3,271,552	—	3,271,552
Invesco Balanced-Risk Retirement 2030 Fund	2,335,515	34,844,022	80,216,609	2,934,536	(468,202)	2,466,334
Invesco Balanced-Risk Retirement 2040 Fund	1,975,474	27,878,239	54,558,776	—	(2,093,722)	(2,093,722)
Invesco Balanced-Risk Retirement 2050 Fund	3,610,190	10,776,921	32,390,097	—	(1,537,205)	(1,537,205)

*	Excludes U.S. Treasury obligations and money market funds, if any.
**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

                                 Invesco Balanced-Risk Retirement Funds

Invesco Alternative Strategies Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us ALST-QTR-1 09/16 Invesco Advisers, Inc.

Schedule of Investments

September 30, 2016

(Unaudited)

Invesco Alternative Strategies Fund

Schedule of Investments in Affiliated Issuers–101.02%(a)

	% of Net Assets 09/30/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/16	Value 09/30/16
Alternative Funds–4.29%
Powershares DB Base Metals Fund-ETF (b)	2.35%	$19,970	$16,619	$(7,637)	$5,758	$(990)	$—	2,400	$33,720
Powershares DB Silver Fund-ETF (b)	1.94%	16,534	12,104	(7,503)	6,660	65	—	923	27,860
Total Alternative Funds		36,504	28,723	(15,140)	12,418	(925)	—		61,580
Asset Allocation Funds–34.62%
Invesco Balanced-Risk Allocation Fund	17.34%	136,551	153,933	(65,258)	29,593	(6,033)	—	21,300	248,786
Invesco Balanced-Risk Commodity Strategy Fund (b)	2.09%	18,186	17,278	(8,385)	3,636	(783)	—	4,252	29,932
Invesco Macro Allocation Strategy Fund (c)	15.19%	132,724	128,254	(56,683)	14,227	(528)	—	21,001	217,994
Total Asset Allocation Funds		287,461	299,465	(130,326)	47,456	(7,344)	—		496,712
Domestic Equity Funds–20.92%
Invesco All Cap Market Neutral Fund	17.29%	152,531	180,423	(74,243)	(8,949)	(1,644)	—	25,659	248,118
Invesco Long/Short Equity Fund	3.63%	30,984	35,854	(13,779)	(522)	(477)	—	4,930	52,060
Total Domestic Equity Funds		183,515	216,277	(88,022)	(9,471)	(2,121)	—		300,178
Fixed-Income Funds–1.99%
Invesco Floating Rate Fund	1.99%	17,349	13,328	(3,099)	1,360	(338)	774	3,834	28,600
Foreign Equity Funds–33.94%
Invesco Global Infrastructure Fund	4.31%	36,420	36,308	(16,950)	7,778	(1,734)	601	6,195	61,822
Invesco Global Market Neutral Fund (b)	18.86%	162,257	187,280	(73,142)	(4,201)	(1,675)	—	27,408	270,519
Invesco Macro Long/Short Fund	10.77%	104,523	98,876	(51,674)	5,992	(3,191)	—	16,404	154,526
Total Foreign Equity Funds		303,200	322,464	(141,766)	9,569	(6,600)	601		486,867
Real Estate Funds–4.02%
Invesco Global Real Estate Fund	4.02%	35,061	32,242	(12,683)	3,809	(800)	661	4,281	57,629
Money Market Funds–1.24%
Government & Agency Portfolio-Institutional Class, 0.31% (d)	0.74%	—	21,705	(11,051)	—	—	1	10,654	10,654
Liquid Assets Portfolio-Institutional Class, 0.39% (d)	0.00%	20,576	407,032	(427,608)	—	—	21	—	—
Premier Portfolio-Institutional Class, 0.34% (d)	0.00%	20,576	407,032	(427,608)	—	—	18	—	—
Treasury Portfolio-Institutional Class, 0.23% (d)	0.50%	—	14,470	(7,367)	—	—	—	7,103	7,103
Total Money Market Funds		41,152	850,239	(873,634)	—	—	40		17,757
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,422,856)	101.02%	$904,242	$1,762,738	$(1,264,670)	$65,141	$(18,128)	$2,076		$1,449,323
OTHER ASSETS LESS LIABILITIES	(1.02)%								(14,594)
NET ASSETS	100.00%								$1,434,729

Investment Abbreviations:

ETF       — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded funds.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Effective July 27, 2016, Invesco Global Markets Strategy Fund was renamed as Invesco Macro Allocation Strategy Fund.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Alternative Strategies Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

    A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

    Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

    Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

    Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign

                                 Invesco Alternative Strategies Fund

A.	Security Valuations – (continued)

securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

    Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

    Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

    The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                                 Invesco Alternative Strategies Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $912,499 and $391,036, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$29,408
Aggregate unrealized (depreciation) of investment securities	(16,814)
Net unrealized appreciation of investment securities	$12,594
Cost of investments for tax purposes is $1,436,729.

                                 Invesco Alternative Strategies Fund

Invesco Convertible Securities Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us MS-CSEC-QTR-1 09/16 Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2016

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–75.26%
Air Freight & Logistics–0.70%
Atlas Air Worldwide Holdings, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 06/01/2022	$6,500,000	$6,333,438
Echo Global Logistics, Inc., Sr. Unsec. Conv. Notes, 2.50%, 05/01/2020	5,000,000	4,731,250
		11,064,688
Airport Services–1.04%
Macquarie Infrastructure Corp., Sr. Unsec. Conv. Notes, 2.88%, 07/15/2019	14,055,000	16,540,978
Aluminum–0.83%
RTI International Metals Inc., Sr. Unsec. Gtd. Conv. Notes, 1.63%, 10/15/2019	12,245,000	13,117,456
Application Software–5.53%
BroadSoft, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 09/01/2022	7,000,000	9,327,500
Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/2019	13,865,000	15,745,441
Mentor Graphics Corp., Unsec. Sub. Conv. Deb., 4.00%, 04/01/2018(b)	3,950,000	5,283,145
Nuance Communications, Inc., Sr. Unsec. Conv. Notes, 1.00%, 12/15/2022(b)(c)	4,129,000	3,612,875
salesforce.com, inc., Sr. Unsec. Conv. Notes, 0.25%, 04/01/2018	25,330,000	30,348,506
Synchronoss Technologies, Inc., Sr. Unsec. Conv. Notes, 0.75%, 08/15/2019	13,140,000	13,936,612
Verint Systems Inc., Sr. Unsec. Conv. Notes, 1.50%, 06/01/2021	10,000,000	9,525,000
		87,779,079
Biotechnology–3.14%
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 0.75%, 10/15/2018	8,517,000	10,257,662
1.50%, 10/15/2020	4,497,000	5,629,682
Clovis Oncology, Inc., Sr. Unsec. Conv. Notes, 2.50%, 09/15/2021	2,000,000	1,900,000
Emergent BioSolutions Inc., Sr. Unsec. Conv. Bonds, 2.88%, 01/15/2021	7,587,000	9,317,784
Ionis Pharmaceuticals, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 11/15/2021	11,500,000	10,730,938

	Principal Amount	Value
Biotechnology–(continued)
Ironwood Pharmaceuticals, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 06/15/2022	$10,000,000	$11,968,750
		49,804,816
Broadcasting–0.68%
Liberty Media Corp., Sr. Unsec. Conv. Deb., 2.25%, 10/05/2021(b)(c)	10,400,000	10,848,500
Cable & Satellite–1.48%
Dish Network Corp., Sr. Unsec. Conv. Notes, 3.38%, 08/15/2026(c)	21,300,000	23,430,000
Communications Equipment–0.32%
Ciena Corp., Sr. Unsec. Conv. Notes, 3.75%, 10/15/2018(c)	4,000,000	5,080,000
Construction & Engineering–1.35%
Dycom Industries, Inc., Sr. Unsec. Conv. Bonds, 0.75%, 09/15/2021	10,000,000	10,950,000
Tutor Perini Corp., Sr. Unsec. Conv. Notes, 2.88%, 06/15/2021(c)	10,000,000	10,456,250
		21,406,250
Construction Machinery & Heavy Trucks–1.38%
Meritor Inc., Sr. Unsec. Gtd. Conv. Bonds, 7.88%, 12/01/2020(b)	6,414,000	8,658,900
Trinity Industries, Inc., Unsec. Sub. Conv. Notes, 3.88%, 06/01/2018(b)	11,000,000	13,200,000
		21,858,900
Construction Materials–0.73%
CEMEX, S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Bonds, 3.72%, 03/15/2020	11,000,000	11,515,625
Consumer Finance–0.73%
Cardtronics, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 12/01/2020	10,897,000	11,523,578
Data Processing & Outsourced Services–2.03%
Blackhawk Network Holdings, Inc., Sr. Unsec. Conv. Notes, 1.50%, 01/15/2022(c)	14,000,000	13,405,000
Euronet Worldwide, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 10/01/2020(b)	14,900,000	18,829,875
		32,234,875

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value
Diversified REIT’s–1.13%
Empire State Realty OP, L.P., Sr. Unsec. Conv. Notes, 2.63%, 08/15/2019(c)	$3,000,000	$3,491,250
Spirit Realty Capital, Inc., Sr. Unsec. Conv. Notes, 2.88%, 05/15/2019	6,000,000	6,637,530
3.75%, 05/15/2021	6,865,000	7,804,681
		17,933,461
Electric Utilities–0.48%
Exelon Corp., Jr. Unsec. Sub. Conv. Investment Units, 6.50%, 06/01/2017	163,801	7,656,059
Electronic Components–0.26%
InvenSense, Inc., Sr. Unsec. Conv. Bonds, 1.75%, 11/01/2018	4,295,000	4,109,778
Electronic Manufacturing Services–0.50%
TTM Technologies, Inc., Sr. unsec. Conv. Notes, 1.75%, 12/15/2020	6,000,000	7,965,000
Gas Utilities–0.30%
Spire Inc., Jr. Unsec. Sub. Conv. Investment Units, 6.75%, 04/01/2017	82,500	4,728,075
Gold–0.41%
Newmont Mining Corp., Series B, Sr. Unsec. Gtd. Conv. Notes, 1.63%, 07/15/2017	3,000,000	3,277,500
Royal Gold Inc., Sr. Unsec. Conv. Notes, 2.88%, 06/15/2019	2,926,000	3,282,606
		6,560,106
Health Care Equipment–4.84%
Insulet Corp., Sr. Unsec. Conv. Notes, 1.25%, 09/15/2021(c)	12,500,000	12,367,188
2.00%, 06/15/2019	2,633,000	2,894,654
Nevro Corp., Sr. Unsec. Conv. Notes, 1.75%, 06/01/2021	5,500,000	7,187,813
NuVasive, Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/15/2021(c)	13,000,000	16,510,000
Wright Medical Group N.V., Sr. Unsec. Conv. Notes, 2.25%, 11/15/2021(c)	11,500,000	15,007,500
Wright Medical Group, Inc., Sr. Unsec. Conv. Bonds, 2.00%, 02/15/2020	21,300,000	22,857,562
		76,824,717
Health Care Facilities–1.98%
Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/2018	16,250,000	16,199,219

	Principal Amount	Value
Health Care Facilities–(continued)
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/2020(b)	$12,868,000	$15,144,027
		31,343,246
Health Care Supplies–0.65%
Spectranetics Corp. (The), Sr. Unsec. Conv. Notes, 2.63%, 06/05/2021(b)	9,773,000	10,304,407
Health Care Technology–1.31%
Allscripts Healthcare Solutions, Inc., Sr. Unsec. Conv. Bonds, 1.25%, 07/01/2020	13,580,000	13,970,425
Medidata Solutions, Inc., Sr. Unsec. Conv. Notes, 1.00%, 08/01/2018	5,837,000	6,847,531
		20,817,956
Homebuilding–0.24%
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Conv. Notes, 0.50%, 12/15/2017(b)	3,862,000	3,806,484
Internet & Direct Marketing Retail–2.87%
Ctrip.com International, Ltd. (China), Sr. Unsec. Conv. Notes, 1.25%, 09/15/2019(b)(c)	6,800,000	6,863,750
Liberty Interactive LLC, Sr. Unsec. Conv. Deb., 1.75%, 10/05/2023(b)(c)	15,000,000	15,918,750
Priceline Group Inc. (The), Sr. Unsec. Conv. Bonds, 0.35%, 06/15/2020	13,500,000	17,347,500
0.90%, 09/15/2021	5,000,000	5,381,250
		45,511,250
Internet Software & Services–4.67%
Akamai Technologies, Inc., Sr. Unsec. Conv. Bonds, 0.00%, 02/15/2019(d)	8,130,000	7,957,278
Cornerstone OnDemand, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 07/01/2018	16,206,000	17,725,313
j2 Global, Inc., Sr. Unsec. Conv. Notes, 3.25%, 06/15/2021(b)	5,000,000	5,809,375
Twitter, Inc., Sr. unsec. Conv. Bonds, 1.00%, 09/15/2021	12,805,000	12,188,759
Web.com Group Inc., Sr. Unsec. Conv. Notes, 1.00%, 08/15/2018	13,595,000	12,974,728
WebMD Health Corp., Unsec. Conv. Bonds, 1.50%, 12/01/2020	4,000,000	4,635,000
Unsec. Conv. Notes, 2.63%, 06/15/2023(c)	13,000,000	12,723,750
		74,014,203

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value
Investment Banking & Brokerage–0.27%
FXCM, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 06/15/2018	$10,081,000	$4,334,830
Life Sciences Tools & Services–0.31%
Fluidigm Corp., Sr. Unsec. Conv. Notes, 2.75%, 02/06/2021(b)	8,064,000	4,959,360
Managed Health Care–1.07%
Molina Healthcare, Inc., Sr. Unsec. Conv. Notes, 1.63%, 08/19/2018(b)	14,300,000	16,999,125
Mortgage REIT’s–2.30%
Blackstone Mortgage Trust, Inc., Sr. Unsec. Conv. Notes, 5.25%, 12/01/2018	6,711,000	7,390,489
Colony Capital, Inc., Sr. Unsec. Conv. Notes, 3.88%, 01/15/2021	17,567,000	17,259,577
Starwood Property Trust, Inc., Sr. Unsec. Conv. Notes, 4.55%, 03/01/2018	10,800,000	11,893,500
		36,543,566
Movies & Entertainment–1.31%
Live Nation Entertainment, Inc., Sr. Unsec. Conv. Bonds, 2.50%, 05/15/2019	19,081,000	20,762,513
Multi-Utilities–0.10%
Dominion Resources, Inc., Series A, Jr. Unsec. Sub. Conv. Investment Units, 6.38%, 07/01/2017(e)	30,632	1,524,248
Oil & Gas Equipment & Services–0.89%
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/2018(b)	936,000	886,275
Weatherford International Ltd., Sr. Unsec. Gtd. Conv. Notes, 5.88%, 07/01/2021	11,700,000	13,155,188
		14,041,463
Oil & Gas Exploration & Production–2.94%
Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 5.50%, 09/15/2026(c)	6,700,000	6,700,000
Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 3.13%, 05/15/2024	13,000,000	5,070,000
Oasis Petroleum Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 09/15/2023	5,000,000	5,665,625
PDC Energy, Inc., Sr. Unsec. Conv. Notes, 1.13%, 09/15/2021	2,000,000	2,135,000
SM Energy Co., Sr. Unsec. Conv. Notes, 1.50%, 07/01/2021	9,000,000	10,845,000
Whiting Petroleum Corp., Sr. Unsec. Gtd. Conv. Notes, 1.25%, 04/01/2020	19,500,000	16,209,375
		46,625,000

	Principal Amount	Value
Oil & Gas Storage & Transportation–0.16%
Cheniere Energy, Inc., Sr. Unsec. Conv. Notes, 4.25%, 03/15/2045	$4,000,000	$2,557,500
Packaged Foods & Meats–1.48%
Post Holdings, Inc., Conv. Amortizing Notes, 5.25%, 06/01/2017	90,000	12,269,250
Tyson Foods, Inc., Conv. Amortizing Notes, 4.75%, 07/15/2017	137,557	11,260,416
		23,529,666
Personal Products–0.13%
Herbalife Ltd., Sr. Unsec. Conv. Bonds, 2.00%, 08/15/2019	2,000,000	1,982,510
Pharmaceuticals–3.32%
Depomed, Inc., Sr. Unsec. Conv. Notes, 2.50%, 09/01/2021	4,000,000	5,710,000
Horizon Pharma Investment Ltd., Sr. Unsec. Gtd. Conv. Bonds, 2.50%, 03/15/2022(c)	8,500,000	8,260,937
Impax Laboratories, Inc., Sr. Unsec. Conv. Bonds, 2.00%, 06/15/2022	10,000,000	8,825,000
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	17,220,000	17,542,875
Medicines Co. (The), Sr. Unsec. Conv. Notes, 2.75%, 07/15/2023(c)	12,000,000	12,277,500
		52,616,312
Property & Casualty Insurance–0.55%
AmTrust Financial Services, Inc., Sr. Unsec. Conv. Notes, 2.75%, 12/15/2024(b)	10,000,000	8,725,000
Semiconductors–11.06%
Advanced Micro Devices, Inc., Sr. Unsec. Conv. Notes, 2.13%, 09/01/2026	10,000,000	10,900,000
Cypress Semiconductor Corp., Sr. Unsec. Conv. Notes, 4.50%, 01/15/2022(c)	11,500,000	13,059,687
Inphi Corp., Sr. Unsec. Conv. Notes, 0.75%, 09/01/2021(c)	6,500,000	6,877,813
1.13%, 12/01/2020(c)	3,000,000	3,823,125
Integrated Device Technology, Inc., Sr. Unsec. Conv. Notes, 0.88%, 11/15/2022(c)	20,500,000	20,807,500
Intel Corp., Jr. Unsec. Sub. Conv. Deb., 3.25%, 08/01/2039	11,440,000	20,942,407
Microchip Technology Inc., Sr. Unsec. Sub. Conv. Bonds, 1.63%, 02/15/2025	18,482,000	23,656,960

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value
Semiconductors–(continued)
Micron Technology, Inc., Series F, Sr. Unsec. Conv. Notes, 2.13%, 02/15/2020(b)	$5,000,000	$8,846,875
Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/2028(b)	15,700,000	14,031,875
NXP Semiconductors N.V. (Netherlands), Sr. Unsec. Conv. Bonds, 1.00%, 12/01/2019	25,700,000	30,390,250
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Bonds, 1.00%, 12/01/2020	11,900,000	12,123,125
Series B, Sr. Unsec. Gtd. Sub. Conv. Notes, 2.63%, 12/15/2016(b)	3,720,000	4,445,400
SunPower Corp., Sr. Unsec. Conv. Notes, 0.88%, 06/01/2021	4,300,000	3,273,375
4.00%, 01/15/2023(c)	3,000,000	2,298,750
		175,477,142
Specialized REIT’s–0.82%
Extra Space Storage LP, Sr. Unsec. Gtd. Conv. Notes, 3.13%, 10/01/2020(b)(c)	12,000,000	12,982,500
Specialty Chemicals–0.72%
RPM International Inc., Sr. Unsec. Conv. Notes, 2.25%, 12/15/2020	9,526,000	11,460,969
Steel–0.71%
Allegheny Technologies Inc., lSr. Unsec. Conv. Notes, 4.75%, 07/01/2022	8,000,000	11,325,000
Systems Software–4.31%
FireEye, Inc., Series A, Sr. Unsec. Conv. Bonds, 1.00%, 06/01/2020(b)	13,100,000	12,125,687
Series B, Sr. Unsec. Conv. Bonds, 1.63%, 06/01/2022(b)	5,900,000	5,405,875
Proofpoint, Inc., Sr. Unsec. Conv. Bonds, 0.75%, 06/15/2020	14,375,000	16,692,969
Red Hat, Inc., Sr. Unsec. Conv. Bonds, 0.25%, 10/01/2019	7,075,000	8,989,672
Rovi Corp., Sr. Unsec. Conv. Bonds, 0.50%, 03/01/2020	10,000,000	10,018,750
ServiceNow, Inc., Sr. Unsec. Conv. Bonds, 0.00%, 11/01/2018(d)	12,362,000	15,112,545
		68,345,498
Technology Hardware, Storage & Peripherals–1.22%
Electronics for Imaging, Inc., Sr. Unsec. Conv. Bonds, 0.75%, 09/01/2019	17,400,000	19,292,250

	Principal Amount	Value
Thrifts & Mortgage Finance–1.02%
MGIC Investment Corp., Sr. Unsec. Conv. Notes, 2.00%, 04/01/2020	$6,000,000	$7,601,250
5.00%, 05/01/2017	3,864,000	3,955,770
Walter Investment Management Corp., Sr. Unsec. Sub. Conv. Notes, 4.50%, 11/01/2019	8,000,000	4,675,000
		16,232,020
Tobacco–0.99%
Vector Group Ltd., Sr. Unsec. Conv. Notes, 1.75%, 04/15/2020	13,685,000	15,660,772
Total U.S. Dollar Denominated Bonds and Notes (Cost $1,136,018,795)		1,193,756,731
	Shares
Preferred Stocks–20.74%
Asset Management & Custody Banks–0.75%
AMG Capital Trust II, $2.58 Jr. Unsec. Gtd. Sub. Conv. Pfd.	220,200	11,959,612
Diversified Banks–4.41%
Bank of America Corp., Series L, $72.50 Conv. Pfd.	26,800	32,718,512
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	28,500	37,295,100
		70,013,612
Electric Utilities–1.01%
Great Plains Energy Inc., Series B, $3.50 Conv. Pfd.	60,000	3,093,000
NextEra Energy, Inc., $3.06 Conv. Pfd.	259,000	12,890,430
		15,983,430
Electronic Components–0.44%
Belden Inc., Series B, $6.75 Conv. Pfd.	70,000	7,011,200
Integrated Telecommunication Services–1.25%
Frontier Communications Corp., Series A, $11.13 Conv. Pfd.	236,100	19,811,151
Internet Software & Services–0.98%
Mandatory Exchangeable Trust (China), $5.75 Sr. Sec. Conv. Pfd.(c)	120,400	15,555,078
Managed Health Care–0.36%
Anthem Inc., $2.63 Conv. Pfd.	130,000	5,651,100
Multi-Utilities–1.35%
Dominion Resources, Inc., Series A, $3.38 Conv. Pfd.	140,000	7,077,000
DTE Energy Co., Series C, $3.25 Conv. Pfd.	275,000	14,300,000
		21,377,000

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Shares	Value
Oil & Gas Exploration & Production–1.85%
Hess Corp., Series A $4.00 Conv. Pfd.	81,400	$5,358,562
Southwestern Energy Co., Series B, $3.13 Conv Pfd.	316,000	9,976,120
WPX Energy Inc., Series A, $3.13 Conv. Pfd.	225,400	14,017,626
		29,352,308
Pharmaceuticals–2.65%
Allergan PLC, Series A, $55.00 Conv. Pfd.	33,800	27,771,094
Teva Pharmaceutical Industries Ltd. (Israel), $70.00 Conv. Pfd.	17,500	14,189,875
		41,960,969
Regional Banks–0.73%
KeyCorp., Series A, $7.75 Conv. Pfd.	18,000	2,430,000
Wintrust Financial Corp., Series C, $50.00 Conv. Pfd.	6,673	9,197,896
		11,627,896
Specialized REIT’s–3.29%
American Tower Corp., Series A, $5.25 Conv. Pfd.	105,744	11,725,952
American Tower Corp., Series B, $5.50 Conv. Pfd.	143,300	15,704,247
Crown Castle International Corp., Series A, $4.50 Conv. Pfd.	219,770	24,838,406
		52,268,605
Wireless Telecommunication Services–1.67%
T-Mobile US, Inc., Series A, $2.75 Conv. Pfd.	338,400	26,418,888
Total Preferred Stocks (Cost $306,029,732)		328,990,849
Common Stocks–0.48%
Biotechnology–0.48%
Exelixis, Inc. (Cost $6,389,721)(f)	599,411	7,666,467
Money Market Funds–5.06%
Government & Agency Portfolio –Institutional Class, 0.31% (g)	48,165,948	48,165,948
Treasury Portfolio –Institutional Class, 0.23% (g)	32,110,632	32,110,632
Total Money Market Funds (Cost $80,276,580)		80,276,580
TOTAL INVESTMENTS–101.54% (Cost $1,528,714,828)		1,610,690,627
OTHER ASSETS LESS LIABILITIES–(1.54)%		(24,380,779)
NET ASSETS–100.00%		$1,586,309,848

Investment Abbreviations:
Conv.	—Convertible
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2016 was $252,357,703, which represented 15.91% of the Fund’s Net Assets.

(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(e)	Each corporate unit consists of purchase contract for the issuer’s common stock & 1/20th undivided beneficial ownership interest in the issuer’s Series A, 1.50% subordinated notes due 2020.

(f)	Non-income producing security.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

    Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

    Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

    Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

    Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Convertible Securities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

    Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

    The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

    The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Convertible Securities Fund

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$321,659,804	$95,274,092	$—	$416,933,896
Corporate Debt Securities	20,440,723	1,173,316,008	—	1,193,756,731
Total Investments	$342,100,527	$1,268,590,100	$—	$1,610,690,627

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $556,783,406 and $1,068,305,814, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$112,603,300
Aggregate unrealized (depreciation) of investment securities	(54,100,299)
Net unrealized appreciation of investment securities	$58,503,001
Cost of investments for tax purposes is $1,552,187,626.

Invesco Convertible Securities Fund

Invesco Allocation Funds

Invesco Conservative Allocation Fund
Invesco Growth Allocation Fund
Invesco Moderate Allocation Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us AAS-QTR-1 09/16 Invesco Advisers, Inc.

Schedule of Investments

September 30, 2016

(Unaudited)

Invesco Conservative Allocation Fund

Schedule of Investments in Affiliated Issuers–100.18%(a)

	% of Net Assets 09/30/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/16	Value 09/30/16
Asset Allocation Funds–4.49%
Invesco Balanced-Risk Allocation Fund–Class R6	4.49%	$20,937,181	$—	$(7,163,570)	$2,370,407	$(532,764)	$—	1,336,580	$15,611,254
Invesco Balanced-Risk Commodity Strategy Fund –Class R6 (b)	0.00%	13,849,776	24,941	(13,652,591)	6,004,697	(6,226,823)	—	—	—
Invesco Macro Allocation Strategy Fund–Class R6 (c)	0.00%	11,198,248	—	(11,353,818)	752,784	(597,214)	—	—	—
Total Asset Allocation Funds		45,985,205	24,941	(32,169,979)	9,127,888	(7,356,801)	—		15,611,254
Domestic Equity Funds–26.44%
Invesco All Cap Market Neutral Fund–Class R6	2.48%	—	9,501,660	(165,203)	(696,202)	(12,729)	—	892,195	8,627,526
Invesco American Franchise Fund–Class R6 (b)	2.49%	6,922,665	2,379,363	(1,259,801)	609,713	11,306	—	492,230	8,663,246
Invesco Charter Fund–Class R6	0.00%	10,368,368	337,898	(10,242,765)	(1,062,831)	599,330	—	—	—
Invesco Comstock Fund–Class R6	0.00%	6,809,923	519,085	(6,665,246)	(1,965,347)	1,301,585	—	—	—
Invesco Diversified Dividend Fund–Class R6	6.96%	13,607,081	10,506,143	(1,922,076)	1,670,379	314,349	341,270	1,276,445	24,175,876
Invesco Endeavor Fund–Class R6 (b)	2.00%	7,079,537	424,101	(1,120,214)	777,627	(217,950)	—	380,027	6,943,101
Invesco Equally-Weighted S&P 500 Fund–Class R6	6.00%	—	20,233,944	(2,747,472)	3,093,069	274,385	—	404,852	20,853,926
Invesco Growth and Income Fund–Class R6	4.02%	9,071,483	5,446,750	(1,983,245)	1,528,410	(100,493)	195,326	552,986	13,962,905
Invesco Small Cap Equity Fund–Class R6 (b)	0.00%	5,913,314	471,992	(5,801,317)	(1,000,650)	416,661	—	—	—
PowerShares Russell Top 200 Pure Growth Portfolio–ETF	2.49%	6,650,790	2,645,661	(808,027)	86,150	92,782	43,889	256,279	8,667,356
Total Domestic Equity Funds		66,423,161	52,466,597	(32,715,366)	3,040,318	2,679,226	580,485		91,893,936
Fixed-Income Funds–59.94%
Invesco Core Plus Bond Fund–Class R6	17.98%	86,251,088	1,748,079	(28,449,102)	3,602,774	(677,929)	1,748,091	5,674,379	62,474,910
Invesco Emerging Market Flexible Bond Fund –Class R6(d)	4.98%	11,207,553	6,242,180	(476,285)	446,714	(122,318)	507,167	2,657,119	17,297,844
Invesco Floating Rate Fund–Class R6	5.01%	19,008,982	665,324	(2,986,295)	958,507	(228,771)	663,462	2,334,819	17,417,747
Invesco High Yield Fund–Class R6	6.03%	16,976,252	4,735,534	(2,071,947)	1,407,632	(105,712)	928,321	5,046,207	20,941,759
Invesco Multi-Asset Income Fund–Class R6(e)	0.00%	13,938,135	59,980	(13,657,474)	370,286	(710,927)	119,607	—	—
Invesco Quality Income Fund– Class R5(f)	8.00%	—	28,550,148	(955,966)	224,667	(296)	633,782	2,225,484	27,818,553
Invesco Short Duration Inflation Protected Fund–Class R6	4.99%	—	17,435,582	(447,596)	368,573	453	131,525	1,629,766	17,357,012
Invesco Short Term Bond Fund–Class R6	4.00%	—	13,978,264	(366,537)	271,275	(25)	170,362	1,603,115	13,882,977
PowerShares 1-30 Laddered Treasury Portfolio–ETF	5.96%	43,622,658	—	(25,563,287)	(507,835)	3,167,258	371,681	596,365	20,718,794
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio–ETF	2.99%	—	10,477,996	(292,108)	217,576	(600)	107,605	411,343	10,402,864
Total Fixed-Income Funds		191,004,668	83,893,087	(75,266,597)	7,360,169	1,321,133	5,381,603		208,312,460
Foreign Equity Funds–5.95%
Invesco Developing Markets Fund–Class R6	0.00%	10,973,904	249,989	(10,853,508)	2,243,713	(2,614,098)	—	—	—
Invesco International Growth Fund–Class R6	2.97%	12,834,472	387,390	(3,122,558)	168,020	51,725	—	318,195	10,319,049
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio–ETF	2.98%	13,547,552	935,538	(3,981,901)	268,363	(403,884)	227,606	282,059	10,365,668
Total Foreign Equity Funds		37,355,928	1,572,917	(17,957,967)	2,680,096	(2,966,257)	227,606		20,684,717
Real Estate Funds–2.98%
Invesco Global Real Estate Fund–Class R6	0.00%	6,806,080	180,715	(6,567,211)	(1,364,035)	944,451	—	—	—
Invesco Global Real Estate Income Fund–Class R6	2.98%	—	10,362,034	(770,082)	717,516	51,146	311,322	1,134,788	10,360,614
Total Real Estate Funds		6,806,080	10,542,749	(7,337,293)	(646,519)	995,597	311,322		10,360,614
Money Market Funds–0.38%
Liquid Assets Portfolio–Institutional Class, 0.39% (g)	0.19%	536,385	12,862,960	(12,737,651)	—	—	1,977	661,694	661,694
Premier Portfolio–Institutional Class, 0.34%(g)	0.19%	536,385	12,862,961	(12,737,652)	—	—	1,636	661,694	661,694
Total Money Market Funds		1,072,770	25,725,921	(25,475,303)	—	—	3,613		1,323,388
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $318,280,218)	100.18%	$348,647,812	$174,226,212	$(190,922,505)	$21,561,952	$(5,327,102)	$6,504,629		$348,186,369
OTHER ASSETS LESS LIABILITIES	(0.18)%								(633,700)
NET ASSETS	100.00%								$347,552,669

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Investment Abbreviations:

ETF — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

The Fund invests in the Fund shares of exchange-traded funds listed.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Effective July 27, 2016, Invesco Global Markets Strategy Fund was renamed as Invesco Macro Allocation Strategy Fund.
(d)	Effective February 26, 2016, Invesco Emerging Market Local Currency Debt Fund was renamed as Invesco Emerging Markets Flexible Bond Fund.
(e)	Effective July 27, 2016, Invesco Premium Income Fund was renamed as Invesco Multi-Asset Income Fund.
(f)	Effective June 20, 2016, Invesco U.S. Mortgage Fund was renamed as Invesco Quality Income Fund.
(g)	The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Schedule of Investments-(continued)

September 30, 2016

(Unaudited)

Invesco Growth Allocation Fund

Schedule of Investments in Affiliated Issuers–100.16%(a)

	% of Net Assets 09/30/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/16	Value 09/30/16
Asset Allocation Funds–4.49%
Invesco Balanced-Risk Allocation Fund–Class R6	4.49%	$84,358,134	$—	$(42,971,545)	$5,433,769	$(285,568)	$—	3,984,143	$46,534,790
Invesco Balanced-Risk Commodity Strategy Fund–Class R6(b)	0.00%	62,563,308	—	(61,551,170)	27,103,898	(28,116,036)	—	—	—
Invesco Macro Allocation Strategy Fund–Class R6(c)	0.00%	56,894,489	—	(57,660,679)	3,779,147	(3,012,957)	—	—	—
Total Asset Allocation Funds		203,815,931	—	(162,183,394)	36,316,814	(31,414,561)	—		46,534,790
Domestic Equity Funds–57.94%
Invesco All Cap Market Neutral Fund–Class R6	4.01%	—	46,952,595	(1,976,271)	(3,302,060)	(112,227)	—	4,298,039	41,562,037
Invesco American Franchise Fund–Class R6 (b)	5.98%	46,606,573	18,214,856	(7,693,494)	4,672,765	156,710	—	3,520,307	61,957,410
Invesco Charter Fund–Class R6	0.00%	69,225,515	273,357	(66,376,856)	(3,636,962)	514,946	—	—	—
Invesco Comstock Fund–Class R6	6.08%	45,854,032	18,532,425	(6,448,214)	4,971,400	47,498	1,060,709	2,757,650	62,957,141
Invesco Diversified Dividend Fund–Class R6	11.48%	91,258,419	26,763,748	(8,144,867)	8,552,515	500,936	1,643,085	6,279,343	118,930,751
Invesco Endeavor Fund–Class R6 (b)	2.50%	47,803,441	1,236,111	(23,276,764)	3,582,247	(3,422,838)	—	1,418,839	25,922,197
Invesco Equally-Weighted S&P 500 Fund–Class R6 10.02%	—	97,321,178	(10,021,579)	15,400,185	1,130,520	—	2,015,731	103,830,304
Invesco Growth and Income Fund–Class R6	0.00%	60,925,247	2,048,159	(57,409,513)	(9,693,175)	4,129,282	—	—	—
Invesco Long/Short Equity Fund–Class R6	2.95%	—	31,262,325	(817,066)	57,802	16,712	—	2,890,130	30,519,773
Invesco Small Cap Equity Fund–Class R6 (b)	3.02%	39,611,427	2,470,609	(12,008,452)	2,702,169	(1,470,790)	—	2,010,595	31,304,963
PowerShares Russell Top 200 Pure Growth Portfolio–ETF	5.97%	44,648,440	20,164,481	(4,502,989)	683,787	806,413	312,327	1,827,325	61,800,132
PowerShares S&P Midcap Low Volatility Portfolio–ETF	2.95%	—	29,629,168	(3,452,317)	4,080,222	342,819	268,712	787,642	30,599,892
PowerShares S&P Smallcap Low Volatility Portfolio–ETF	2.98%	—	29,599,381	(4,090,301)	4,826,123	484,748	361,236	796,587	30,819,951
Total Domestic Equity Funds		445,933,094	324,468,393	(206,218,683)	32,897,018	3,124,729	3,646,069		600,204,551
Fixed-Income Funds–12.93%
Invesco Core Plus Bond Fund–Class R6	3.99%	31,977,872	10,234,217	(2,743,144)	1,892,022	(32,817)	1,002,913	3,753,692	41,328,150
Invesco Emerging Markets Flexible Bond Fund–Class R6 (d)	1.96%	—	19,872,662	(60,325)	523,096	1,742	455,830	3,123,990	20,337,175
Invesco Quality Income Fund–Class R5 (e)	2.50%	—	26,999,059	(1,329,138)	206,690	2,437	579,240	2,070,324	25,879,048
Invesco Short Term Bond Fund–Class R6	2.00%	—	20,641,682	(368,360)	390,778	(111)	249,077	2,386,142	20,663,989
PowerShares 1-30 Laddered Treasury Portfolio–ETF	2.48%	63,557,172	960,316	(42,502,551)	(742,364)	4,426,284	483,481	739,710	25,698,857
Total Fixed-Income Funds		95,535,044	78,707,936	(47,003,518)	2,270,222	4,397,535	2,770,541		133,907,219
Foreign Equity Funds–21.84%
Invesco Developing Markets Fund–Class R6	2.47%	73,776,038	521,350	(52,956,390)	18,001,604	(13,724,046)	—	838,578	25,618,556
Invesco International Companies Fund–Class R6 (b)	3.00%	—	29,281,267	(4,616,646)	5,734,284	652,784	—	2,704,851	31,051,689
Invesco International Growth Fund–Class R6	7.98%	86,244,090	1,802,523	(7,876,770)	2,567,659	(89,722)	—	2,548,498	82,647,780
Invesco Low Volatility Emerging Markets Fund –Class R6	2.46%	—	24,478,229	(4,142,088)	4,594,101	618,886	—	2,963,936	25,549,128
PowerShares FTSE RAFI Developed Markets ex- U.S. Portfolio–ETF	5.93%	90,966,288	5,820,351	(33,647,060)	2,323,381	(4,069,770)	1,344,780	1,670,563	61,393,190
Total Foreign Equity Funds		250,986,416	61,903,720	(103,238,954)	33,221,029	(16,611,868)	1,344,780		226,260,343
Real Estate Funds–2.48%
Invesco Global Real Estate Fund–Class R6	0.00%	45,833,383	180,019	(43,209,854)	(9,797,973)	6,994,425	—	—	—
Invesco Global Real Estate Income Fund–Class R6	2.48%	—	24,943,802	(1,088,115)	1,788,426	57,679	760,101	2,815,092	25,701,792
Total Real Estate Funds		45,833,383	25,123,821	(44,297,969)	(8,009,547)	7,052,104	760,101		25,701,792
Money Market Funds–0.48%
Liquid Assets Portfolio-Institutional Class, 0.39% (f)	0.24%	1,343,234	45,223,196	(44,077,547)	—	—	6,414	2,488,883	2,488,883
Premier Portfolio-Institutional Class, 0.34% (f)	0.24%	1,343,235	45,223,196	(44,077,548)	—	—	5,224	2,488,883	2,488,883
Total Money Market Funds		2,686,469	90,446,392	(88,155,095)	—	—	11,638		4,977,766
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $861,179,539)	100.16%	$1,044,790,337	$580,650,262	$(651,097,613)	$96,695,536	$(33,452,061)	$8,533,129		$1,037,586,461
OTHER ASSETS LESS LIABILITIES	(0.16)%								(1,692,450)
NET ASSETS	100.00%								$1,035,894,011

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Investment Abbreviations:

ETF — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

The Fund invests in the Fund shares of exchange-traded funds listed.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Effective July 27, 2016, Invesco Global Markets Strategy Fund was renamed as Invesco Macro Allocation Strategy Fund.
(d)	Effective February 26, 2016, Invesco Emerging Market Local Currency Debt Fund was renamed as Invesco Emerging Markets Flexible Bond Fund.
(e)	Effective June 20, 2016, Invesco U.S. Mortgage Fund was renamed as Invesco Quality Income Fund.
(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Schedule of Investments-(continued)

September 30, 2016

(Unaudited)

Invesco Moderate Allocation Fund

Schedule of Investments in Affiliated Issuers–100.08%(a)

	% of Net Assets 09/30/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/16	Value 09/30/16
Asset Allocation Funds–4.49%
Invesco Balanced-Risk Allocation Fund–Class R6	4.49%	$58,328,063	$—	$(26,458,363)	$5,373,298	$(1,210,695)	$—	3,084,958	$36,032,303
Invesco Balanced-Risk Commodity Strategy Fund–Class R6 (b)	0.00%	41,270,230	—	(40,601,999)	18,452,482	(19,120,713)	—	—	—
Invesco Macro Allocation Strategy Fund–Class R6 (c)	0.00%	35,107,819	—	(35,586,426)	2,315,483	(1,836,876)	—	—	—
Total Asset Allocation Funds		134,706,112	—	(102,646,788)	26,141,263	(22,168,284)	—		36,032,303
Domestic Equity Funds–44.03%
Invesco All Cap Market Neutral Fund–Class R6	3.00%	—	27,332,308	(1,270,931)	(1,871,622)	(92,221)	—	2,491,989	24,097,534
Invesco American Franchise Fund–Class R6 (b)	4.49%	27,380,193	11,148,517	(5,381,358)	2,651,349	181,933	—	2,044,354	35,980,634
Invesco Charter Fund–Class R6	0.00%	41,041,950	704,501	(39,895,095)	(3,190,271)	1,338,915	—	—	—
Invesco Comstock Fund–Class R6	4.56%	27,140,839	11,322,607	(4,842,214)	2,450,033	520,096	622,548	1,602,775	36,591,361
Invesco Diversified Dividend Fund–Class R6	9.48%	54,098,409	22,548,441	(6,608,915)	4,662,645	1,373,076	1,065,991	4,016,561	76,073,656
Invesco Endeavor Fund–Class R6 (b)	2.01%	28,127,897	1,189,294	(13,481,921)	1,666,774	(1,389,276)	—	881,925	16,112,768
Invesco Equally-Weighted S&P 500 Fund–Class R6	8.02%	—	61,833,825	(7,991,260)	9,539,602	935,228	—	1,248,639	64,317,395
Invesco Growth and Income Fund–Class R6	0.00%	35,947,748	1,839,188	(34,481,956)	(6,659,897)	3,354,917	—	—	—
Invesco Long/Short Equity Fund–Class R6	2.03%	—	16,281,995	(83,723)	52,931	(2,014)	—	1,538,749	16,249,189
Invesco Small Cap Equity Fund–Class R6 (b)	2.01%	23,506,332	1,726,835	(9,545,852)	750,253	(342,723)	—	1,033,709	16,094,845
PowerShares Russell Top 200 Pure Growth Portfolio–ETF	4.48%	26,431,657	12,399,375	(3,791,123)	204,954	716,180	183,574	1,063,307	35,961,043
PowerShares S&P Midcap Low Volatility Portfolio–ETF	1.97%	—	15,769,743	(2,329,833)	2,106,231	249,686	140,478	406,585	15,795,827
PowerShares S&P Smallcap Low Volatility Portfolio–ETF	1.98%	—	15,753,901	(2,651,167)	2,491,267	315,404	189,836	411,202	15,909,405
Total Domestic Equity Funds		263,675,025	199,850,530	(132,355,348)	14,854,249	7,159,201	2,202,427		353,183,657
Fixed-Income Funds–33.91%
Invesco Core Plus Bond Fund–Class R6	9.98%	92,602,620	2,146,689	(18,493,461)	5,279,403	(1,532,065)	2,146,701	7,266,411	80,003,186
Invesco Emerging Market Flexible Bond Fund–Class R6(d)	2.98%	24,694,269	981,268	(2,123,212)	891,774	(521,013)	794,497	3,674,821	23,923,086
Invesco Floating Rate Fund–Class R6	2.00%	25,349,045	668,383	(10,371,857)	2,463,182	(2,047,598)	665,991	2,152,970	16,061,155
Invesco High Yield Fund–Class R6	3.51%	33,187,525	1,552,770	(7,977,530)	2,292,071	(896,385)	1,340,155	6,785,169	28,158,451
Invesco Quality Income Fund–Class R5(e)	5.00%	—	41,813,411	(2,062,425)	321,238	3,987	915,923	3,206,097	40,076,211
Invesco Short Duration Inflation Protected Fund –Class R6	2.49%	—	20,155,063	(575,236)	425,372	(1,100)	151,016	1,878,319	20,004,099
Invesco Short Term Bond Fund–Class R6	2.99%	—	24,246,402	(745,347)	465,868	(603)	294,582	2,767,473	23,966,320
PowerShares 1-30 Laddered Treasury Portfolio–ETF	4.96%	75,291,696	1,376,585	(41,549,459)	365,928	4,312,920	683,219	1,145,527	39,797,670
Total Fixed-Income Funds		251,125,155	92,940,571	(83,898,527)	12,504,836	(681,857)	6,992,084		271,990,178
Foreign Equity Funds–14.93%
Invesco Developing Markets Fund–Class R6	1.48%	43,694,135	524,278	(34,053,647)	10,451,149	(8,735,456)	—	388,886	11,880,459
Invesco International Companies Fund–Class R6 (b)	1.99%	—	15,500,841	(2,903,934)	2,945,187	406,370	—	1,389,239	15,948,464
Invesco International Growth Fund–Class R6	4.97%	51,014,331	2,485,337	(14,454,246)	(223,084)	1,089,858	—	1,230,718	39,912,196
Invesco Low Volatility Emerging Markets Fund–Class R6	1.48%	—	11,662,472	(2,250,288)	2,134,352	323,213	—	1,377,001	11,869,749
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio–ETF	5.01%	53,823,174	5,550,355	(18,704,813)	1,360,518	(1,855,677)	877,025	1,093,158	40,173,557
Total Foreign Equity Funds		148,531,640	35,723,283	(72,366,928)	16,668,122	(8,771,692)	877,025		119,784,425
Real Estate Funds–2.48%
Invesco Global Real Estate Fund–Class R6	0.00%	27,029,949	357,817	(25,722,550)	(5,360,473)	3,695,257	—	—	—
Invesco Global Real Estate Income Fund–Class R6	2.48%	—	19,803,070	(1,364,268)	1,394,462	67,880	598,639	2,179,753	19,901,144
Total Real Estate Funds		27,029,949	20,160887	(27,086,818)	(3,966,011)	3,763,137	598,639		19,901,144
Money Market Funds–0.24%
Liquid Assets Portfolio–Institutional Class, 0.39% (f)	0.12%	2,191,692	32,566,407	(33,831,288)	—	—	4,294	926,811	926,811
Premier Portfolio–Institutional Class, 0.34% (f)	0.12%	2,191,692	32,566,407	(33,831,289)	—	—	3,496	926,810	926,810
Total Money Market Funds		4,383,384	65,132,814	(67,662,577)	—	—	7,790		1,853,621

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Invesco Moderate Allocation Fund-(continued)

Schedule of Investments in Affiliated Issuers–100.08%(a)

	% of Net Assets 09/30/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/16	Value 09/30/16
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $694,392,360)	100.08%	$829,451,265	$413,808,085	$(486,016,986)	$66,202,459	$(20,699,495)	$10,677,965		$802,745,328
OTHER ASSETS LESS LIABILITIES	0.08%								(676,518)
NET ASSETS	100.00%								$802,068,810

Investment Abbreviations:

ETF — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

The Fund invests in the Fund shares of exchange-traded funds listed.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Effective July 27, 2016, Invesco Global Markets Strategy Fund was renamed as Invesco Macro Allocation Strategy Fund.
(d)	Effective February 26, 2016, Invesco Emerging Market Local Currency Debt Fund was renamed as Invesco Emerging Markets Flexible Bond Fund.
(e)	Effective June 20, 2016, Invesco U.S. Mortgage Fund was renamed as Invesco Quality Income Fund.
(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

Each Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty

Invesco Allocation Funds

A.	Security Valuations – (continued)

that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Treasury Inflation-Protected Securities - The Fund or underlying funds may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Invesco Allocation Funds

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 3 — Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the nine months ended September 30, 2016*		At September 30, 2016
	Purchases	Sales	Federal Tax Cost**	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Invesco Conservative Allocation Fund	$148,500,291	$165,447,202	$326,644,660	$25,906,383	$(4,364,674)	$21,541,709
Invesco Growth Allocation Fund	490,203,870	562,942,518	874,603,864	168,137,928	(5,155,331)	162,982,597
Invesco Moderate Allocation Fund	348,675,271	418,354,409	707,475,055	104,959,250	(9,688,977)	95,270,273

*	Excludes U.S. Treasury obligations and money market funds, if any.
**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Invesco Allocation Funds

Invesco Global Low Volatility Equity Yield Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us GLVEY-QTR-1 09/16 Invesco Advisers, Inc.

Schedule of Investments

September 30, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.30%
Australia–4.05%
Cochlear Ltd.	20,827	$2,258,312
DUET Group	276,610	532,718
JB Hi-Fi Ltd.	97,979	2,182,977
		4,974,007
Belgium–0.70%
S.A. D’Ieteren N.V.	18,562	864,196
Canada–4.74%
Capital Power Corp.	135,004	2,122,432
IGM Financial, Inc.	19,605	529,437
Metro Inc.	69,500	2,282,224
North West Company Inc. (The)	10,871	214,171
Superior Plus Corp.	74,900	673,849
		5,822,113
China–0.87%
Yangzijiang Shipbuilding Holdings Ltd.	1,925,500	1,065,883
Finland–3.20%
Kesko Oyj -Class B	48,896	2,252,020
Tieto Oyj	53,219	1,679,918
		3,931,938
Germany–1.56%
ProSiebenSat.1 Media SE	15,249	652,994
Uniper SE (a)	103,447	1,267,239
		1,920,233
Hong Kong–6.92%
CLP Holdings Ltd.	228,500	2,372,397
HK Electric Investments and HK Electric Investments Ltd. -REGS (b)	2,317,500	2,275,596
NWS Holdings Ltd.	539,000	902,929
Sands China Ltd.	581,600	2,547,735
Television Broadcasts Ltd.	105,500	402,622
		8,501,279
Israel–2.08%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,157,685	2,184,410
Paz Oil Co. Ltd.	2,329	364,544
		2,548,954
Italy–2.04%
Recordati S.p.A.	77,890	2,503,310
Japan–4.21%
Aoyama Trading Co., Ltd.	63,300	2,184,395
K’s Holdings Corp.	46,600	769,783
mixi, Inc.	61,500	2,217,000
		5,171,178

	Shares	Value
New Zealand–8.73%
Contact Energy Ltd.	524,221	$1,927,607
Fletcher Building Ltd.	282,794	2,213,417
Meridian Energy Ltd.	387,756	734,247
SKYCITY Entertainment Group Ltd.	662,038	2,213,365
Spark New Zealand Ltd.	893,260	2,348,526
Z Energy Ltd.	210,900	1,290,227
		10,727,389
Norway–1.91%
SalMar ASA	76,624	2,343,324
Singapore–2.83%
SATS Ltd.	619,300	2,261,578
Venture Corp. Ltd.	183,200	1,214,193
		3,475,771
Spain–1.21%
Prosegur Cia de Seguridad S.A.	212,731	1,486,402
Sweden–1.95%
Intrum Justitia AB	74,356	2,398,175
Switzerland–3.14%
Actelion Ltd.	5,139	889,829
Banque Cantonale Vaudoise	641	420,339
Lonza Group AG	1,837	350,985
Swiss Re AG	24,335	2,195,762
		3,856,915
United Kingdom–7.74%
Berendsen PLC	134,816	2,174,123
Go-Ahead Group PLC	43,956	1,157,312
QinetiQ Group PLC	608,921	1,869,239
SSE PLC	105,820	2,150,979
Vodafone Group PLC	753,322	2,160,392
		9,512,045
United States–38.42%
AGNC Investment Corp.	131,400	2,567,556
Annaly Capital Management Inc.	219,258	2,302,209
AT&T Inc.	61,200	2,485,332
CenturyLink Inc.	76,550	2,099,767
Chimera Investment Corp.	158,336	2,525,459
Cisco Systems, Inc.	79,136	2,510,194
CYS Investments, Inc.	278,465	2,428,215
Darden Restaurants, Inc.	34,300	2,103,276
Entergy Corp.	19,700	1,511,581
Gilead Sciences, Inc.	27,577	2,181,892
HP Inc.	175,108	2,719,427
Intel Corp.	46,025	1,737,444
Lamar Advertising Co. -Class A	4,974	324,852
Lexington Realty Trust	214,928	2,213,758
MFA Financial, Inc.	285,176	2,133,117
R. R. Donnelley & Sons Co.	138,100	2,170,932
Senior Housing Properties Trust	106,620	2,421,340
Two Harbors Investment Corp.	283,219	2,415,858

See accompanying notes which are an integral part of this schedule.

Invesco Global Low Volatility Equity Yield Fund

	Shares	Value
United States–(continued)
Valero Energy Corp.	24,240	$1,284,720
Verizon Communications Inc.	45,800	2,380,684
Wal-Mart Stores, Inc.	30,716	2,215,238
Weingarten Realty Investors	63,100	2,459,638
		47,192,489
Total Common Stocks & Other Equity Interests (Cost $111,685,614)		118,295,601

	Shares	Value
Money Market Funds–2.90%
Government & Agency Portfolio –Institutional Class, 0.31% (c)	2,134,128	$2,134,128
Treasury Portfolio – Institutional Class, 0.23% (c)	1,422,752	1,422,752
Total Money Market Funds (Cost $3,556,880)		3,556,880
TOTAL INVESTMENTS–99.20% (Cost $115,242,494)		121,852,481
OTHER ASSETS LESS LIABILITIES–0.80%		987,606
NET ASSETS–100.00%		$122,840,087

Investment Abbreviations:

REGS — Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2016 represented 1.85% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Global Low Volatility Equity Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

    A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

    Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

    Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

    Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco Global Low Volatility Equity Yield Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

    Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

    The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

    The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

                                 Invesco Global Low Volatility Equity Yield Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

    The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

    The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

    A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

                                 Invesco Global Low Volatility Equity Yield Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2016, there were transfers from Level 1 to Level 2 of $1,214,193 and from Level 2 to Level 1 of $15,814,272, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$4,974,007	$—	$4,974,007
Belgium	864,196	—	—	864,196
Canada	5,822,113	—	—	5,822,113
China	—	1,065,883	—	1,065,883
Finland	3,931,938	—	—	3,931,938
Germany	1,920,233	—	—	1,920,233
Hong Kong	402,622	8,098,657	—	8,501,279
Israel	2,548,954	—	—	2,548,954
Italy	2,503,310	—	—	2,503,310
Japan	—	5,171,178	—	5,171,178
New Zealand	4,373,000	6,354,389	—	10,727,389
Norway	—	2,343,324	—	2,343,324
Singapore	2,261,578	1,214,193	—	3,475,771
Spain	1,486,402	—	—	1,486,402
Sweden	2,398,175	—	—	2,398,175
Switzerland	3,856,915	—	—	3,856,915
United Kingdom	7,351,653	2,160,392	—	9,512,045
United States	50,749,369	—	—	50,749,369
	90,470,458	31,382,023	—	121,852,481
Futures Contracts*	23,631	—	—	23,631
Total Investments	$90,494,089	$31,382,023	$—	$121,876,112

* Unrealized appreciation.

                                 Invesco Global Low Volatility Equity Yield Fund

NOTE 3 — Derivative Investments

Open Futures Contracts(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Dow Jones EURO STOXX 50 Index	Long	11	December-2016	$369,964	$(243)
E-Mini S&P 500 Index	Long	12	December-2016	1,296,240	26,526
FTSE 100 Index	Long	2	December-2016	177,794	5,209
SGX NIKKEI 225 Index	Long	3	December-2016	242,148	(7,861)
Total Futures Contracts—Equity Risk					$23,631
(a)	Futures contracts collateralized by $108,486 cash held with Merrill Lynch & Co., Inc., the futures commission merchant.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $76,573,392 and $90,807,388, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$11,373,865
Aggregate unrealized (depreciation) of investment securities	(4,841,015)
Net unrealized appreciation of investment securities	$6,532,850
Cost of investments for tax purposes is $115,319,631.

Invesco Global Low Volatility Equity Yield Fund

Invesco Income Allocation Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us INCAL-QTR-1 09/16 Invesco Advisers, Inc.

Schedule of Investments

September 30, 2016

(Unaudited)

Invesco Income Allocation Fund

Schedule of Investments in Affiliated Issuers–99.45%(a)

	% of Net Assets 09/30/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/16	Value 09/30/16
Domestic Equity Funds–21.79%
Invesco Diversified Dividend Fund-Class R6	0.00%	$32,421,960	$1,008,441	$(32,964,620)	$(3,212,907)	$2,747,126	$—	—	$—
Invesco Dividend Income Fund- Class R6	13.84%	60,863,967	12,027,322	(4,662,749)	5,432,584	(61,556)	1,095,355	3,240,844	73,599,568
PowerShares Russell Top 200 Pure Value Portfolio-ETF	7.95%	—	37,253,194	(877,307)	5,855,285	27,192	651,953	1,339,834	42,258,364
Total Domestic Equity Funds		93,285,927	50,288,957	(38,504,676)	8,074,962	2,712,762	1,747,308		115,857,932
Fixed-Income Funds–64.68%
Invesco Core Plus Bond Fund-Class R6	13.88%	60,595,391	16,162,544	(5,856,519)	3,198,064	(276,378)	1,685,942	6,705,096	73,823,102
Invesco Corporate Bond Fund-Class R6	3.97%	34,319,072	4,670,201	(19,080,444)	2,545,664	(1,336,902)	666,858	2,838,386	21,117,591
Invesco Floating Rate Fund-Class R6	7.01%	28,260,269	8,827,738	(1,303,450)	1,670,263	(174,302)	1,193,242	4,997,388	37,280,518
Invesco High Yield Fund-Class R6	6.97%	41,458,749	6,935,065	(12,663,643)	2,704,776	(1,361,278)	1,583,115	8,933,414	37,073,669
Invesco International Total Return Fund-Class R6	0.00%	20,054,861	165,763	(20,600,421)	1,871,642	(1,491,845)	—	—	—
Invesco Multi-Asset Income Fund-Class R6(b)	9.45%	55,534,477	7,670,355	(16,911,185)	5,227,554	(1,273,344)	1,772,521	4,674,219	50,247,857
Invesco Quality Income Fund- Class R5(c)	9.50%	—	50,128,840	—	402,408	—	1,035,102	4,042,500	50,531,248
Invesco Short Term Bond Fund- Class R6	0.00%	20,195,697	136,682	(20,308,459)	518,846	(542,766)	63,338	—	—
PowerShares 1-30 Laddered Treasury Portfolio-ETF	3.98%	—	20,641,875	—	507,092	—	204,762	608,747	21,148,967
PowerShares Emerging Markets Sovereign Debt Portfolio-ETF	4.97%	—	23,680,083	—	2,750,942	—	692,892	862,913	26,431,025
PowerShares Variable Rate Preferred Portfolio-ETF	4.95%	—	24,097,621	—	2,189,311	—	703,124	1,030,456	26,286,932
Total Fixed-Income Funds		260,418,516	163,116,767	(96,724,121)	23,586,562	(6,456,815)	9,600,896		343,940,909
Foreign Equity Funds–6.03%
PowerShares International Dividend Achievers Portfolio-ETF	3.04%	20,029,210	4,170,611	(8,830,776)	3,252,360	(2,482,009)	409,861	1,095,682	16,139,396
Power Shares S&P International Developed Low Voltaility Portfolio-ETF	2.99%	—	14,566,579	—	1,340,350	—	297,559	518,817	15,906,929
Total Foreign Equity Funds		20,029,210	18,737,190	(8,830,776)	4,592,710	(2,482,009)	707,420		32,046,325
Real Estate Funds–6.95%
Invesco Global Real Estate Income Fund-Class R6	6.95%	—	34,753,952	—	2,199,377	—	1,001,341	4,047,462	36,953,329
PowerShares Active U.S. Real Estate Fund-ETF	0.00%	28,517,781	2,291,477	(28,604,128)	(2,381,160)	176,030	—	—	—
Total Real Estate Funds		28,517,781	37,045,429	(28,604,128)	(181,783)	176,030	1,001,341		36,953,329
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $499,986,766)	99.45%	$402,251,434	$269,188,343	$(172,663,701)	$36,072,451	$(6,050,032)	$13,056,965		$528,798,495
OTHER ASSETS LESS LIABILITIES	0.55%								2,931,774
NET ASSETS	100.00%								$531,730,269

Investment Abbreviations:

ETF — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

The Fund invests in the Fund shares of exchange–traded funds listed.

(b)	Effective July 27, 2016, Invesco Premium Income Fund was renamed as Invesco Multi-Asset Income Fund.
(c)	Effective June 20, 2016, Invesco U.S. Mortgage Fund was renamed as Invesco Quality Income Fund.

See accompanying notes which are an integral part of this schedule.

Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty

Invesco Income Allocation Fund

A.	Security Valuations – (continued)

that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Income Allocation Fund

As of September 30, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $269,188,343 and $172,663,701, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$24,892,097
Aggregate unrealized (depreciation) of investment securities	(2,758,057)
Net unrealized appreciation of investment securities	$22,134,040
Cost of investments for tax purposes is $506,664,455.

                                 Invesco Income Allocation Fund

Invesco International Allocation Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us INTAL-QTR-1 09/16 Invesco Advisers, Inc.

Schedule of Investments

September 30, 2016

(Unaudited)

Invesco International Allocation Fund

Schedule of Investments in Affiliated Issuers–99.89%(a)

	% of Net Assets 09/30/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/16	Value 09/30/16
Foreign Equity Funds–99.45%
Invesco Developing Markets Fund	5.94%	$6,809,337	$1,748,574	$(1,530,479)	$2,367,501	$(339,588)	$—	296,411	$9,055,345
Invesco Emerging Market Equity Fund(b)	4.46%	6,832,555	481,611	(1,481,612)	1,421,450	(464,679)	—	932,599	6,789,325
Invesco International Companies Fund(b)	4.96%	—	6,802,211	(724,609)	1,395,520	83,749	—	658,264	7,556,871
Invesco International Core Equity Fund	17.80%	47,746,358	362,817	(20,743,119)	6,645,396	(6,879,783)	—	2,554,771	27,131,669
Invesco International Growth Fund	17.87%	34,438,155	411,017	(8,017,177)	1,259,924	(848,264)	—	840,076	27,243,655
Invesco International Small Company Fund	5.90%	15,264,062	348,358	(7,256,463)	2,386,698	(1,745,545)	—	525,532	8,997,110
PowerShares FTSE RAFI Developed Markets ex- U.S. Portfolio - ETF	15.04%	—	22,632,427	(2,054,202)	2,187,027	158,479	486,732	623,775	22,923,731
PowerShares FTSE RAFI Developed Markets ex- U.S. Small-Mid Portfolio - ETF	7.00%	—	10,223,971	(1,092,480)	1,455,100	81,588	133,640	382,921	10,668,179
PowerShares FTSE RAFI Emerging Markets Portfolio - ETF	5.97%	—	9,060,867	(2,665,150)	2,265,509	443,209	154,211	508,060	9,104,435
PowerShares International Dividend Achievers Portfolio - ETF	7.05%	41,378,301	1,960,466	(31,145,180)	9,471,711	(10,919,557)	281,343	729,514	10,745,741
PowerShares S&P International Developed Low Volatility Portfolio - ETF	7.46%	—	10,674,582	(391,987)	1,056,454	26,153	225,545	370,685	11,365,202
Total Foreign Equity Funds		152,468,768	64,706,901	(77,102,458)	31,912,290	(20,404,238)	1,281,471		151,581,263
Money Market Funds–0.44%
Government & Agency Portfolio – Institutional Class, 0.31%(c)	0.26%	—	783,676	(377,606)	—	—	25	406,070	406,070
Liquid Assets Portfolio– Institutional Class, 0.39%(c)	0.00%	525,450	17,652,276	(18,177,726)	—	—	1,372	—	—
Premier Portfolio – Institutional Class, 0.34%(c)	0.00%	525,450	17,652,276	(18,177,726)	—	—	1,157	—	—
Treasury Portfolio – Institutional Class, 0.23%(c)	0.18%	—	522,450	(251,737)	—	—	14	270,713	270,713
Total Money Market Funds		1,050,900	36,610,678	(36,984,795)	—	—	2,568		676,783
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $129,938,494)	99.89%	$153,519,668	$101,317,579	$(114,087,253)	$31,912,290	$(20,404,238)	$1,284,039		$152,258,046
OTHER ASSETS LESS LIABILITIES	0.11%								167,662
NET ASSETS	100.00%								$152,425,708

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange- traded fund.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco International Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

      A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

      Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

      Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

      Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

                                 Invesco International Allocation Fund

A. Security Valuations – (continued)

      Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

      Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

      The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

      Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

      The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

      The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                                 Invesco International Allocation Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $64,706,901 and $77,102,458, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$22,747,684
Aggregate unrealized (depreciation) of investment securities	(26,479,934)
Net unrealized appreciation (depreciation) of investment securities	$(3,732,250)
Cost of investments for tax purposes is $155,990,296.

                                 Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us MCCE-QTR-1 09/16 Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–80.25%

Advertising–1.34%

Publicis Groupe S.A. (France)	228,188	$17,256,472

Apparel, Accessories & Luxury Goods–3.14%

Hanesbrands, Inc.	596,018	15,049,455
PVH Corp.	228,807	25,283,173
		40,332,628

Application Software–1.44%

Synopsys, Inc. (b)	312,072	18,521,473

Asset Management & Custody Banks–1.00%

Northern Trust Corp.	188,365	12,806,936

Automotive Retail–1.11%

Advance Auto Parts, Inc.	95,572	14,251,697

Biotechnology–1.16%

United Therapeutics Corp. (b)	126,407	14,926,139

Construction Machinery & Heavy Trucks–1.05%

Allison Transmission Holdings, Inc.	472,196	13,542,581

Data Processing & Outsourced Services–2.28%

Jack Henry & Associates, Inc.	343,015	29,344,933

Electronic Components–2.99%

Amphenol Corp. -Class A	592,156	38,442,768

Electronic Equipment & Instruments–1.67%

FLIR Systems, Inc.	684,656	21,511,892

Environmental & Facilities Services–1.59%

Republic Services, Inc.	404,290	20,396,431

Financial Exchanges & Data–2.01%

Moody’s Corp.	239,062	25,885,633

Health Care Distributors–1.20%

Cardinal Health, Inc.	198,555	15,427,724

Health Care Equipment–2.10%

ResMed Inc.	208,947	13,537,676
Wright Medical Group N.V. (b)	547,213	13,423,135
		26,960,811

Health Care Facilities–0.52%

Tenet Healthcare Corp. (b)	292,206	6,621,388

Home Furnishings–1.14%

Mohawk Industries, Inc. (b)	73,464	14,717,778

Homebuilding–1.72%

D.R. Horton, Inc.	732,228	22,113,286

	Shares	Value

Household Appliances–1.63%

Whirlpool Corp.	128,932	$20,907,613

Housewares & Specialties–1.75%

Newell Brands, Inc.	426,140	22,440,532

Industrial Machinery–5.83%

Dover Corp.	273,428	20,135,238
Nordson Corp.	131,579	13,109,216
Parker-Hannifin Corp.	149,149	18,722,674
Stanley Black & Decker Inc.	187,422	23,049,157
		75,016,285

Insurance Brokers–2.04%

Brown & Brown, Inc.	694,966	26,207,168

IT Consulting & Other Services–1.07%

EPAM Systems, Inc. (b)	198,247	13,740,500

Life & Health Insurance–4.17%

St. James’s Place PLC (United Kingdom)	2,522,030	31,058,017
Torchmark Corp.	354,014	22,617,954
		53,675,971

Life Sciences Tools & Services–1.89%

Agilent Technologies, Inc.	516,183	24,307,057

Multi-Utilities–2.00%

CMS Energy Corp.	307,430	12,915,134
WEC Energy Group, Inc.	214,110	12,820,907
		25,736,041

Office REIT’s–1.93%

Boston Properties, Inc.	182,452	24,866,383

Oil & Gas Equipment & Services–1.27%

Core Laboratories N.V.	145,678	16,364,010

Oil & Gas Exploration & Production–3.21%

Concho Resources Inc. (b)	140,951	19,359,620
Vermilion Energy, Inc. (Canada)	566,580	21,953,031
		41,312,651

Packaged Foods & Meats–1.18%

JM Smucker Co. (The)	111,668	15,135,481

Paper Packaging–1.13%

Packaging Corp. of America	178,672	14,518,887

Pharmaceuticals–0.99%

Perrigo Co. PLC	138,325	12,771,547

Property & Casualty Insurance–4.38%

Arch Capital Group Ltd. (Bermuda)(b)	306,819	24,318,474
Progressive Corp. (The)	1,016,939	32,033,578
		56,352,052

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

	Shares	Value

Regional Banks–3.37%

First Republic Bank	561,720	$43,314,229

Retail REIT’s–1.94%

General Growth Properties, Inc.	902,749	24,915,872

Semiconductor Equipment–2.61%

Teradyne, Inc.	1,557,706	33,615,295

Semiconductors–5.06%

Linear Technology Corp.	654,001	38,775,719
Xilinx, Inc.	484,150	26,308,711
		65,084,430

Specialty Chemicals–5.34%

Albemarle Corp.	154,192	13,181,874
International Flavors & Fragrances Inc.	240,394	34,369,130
Koninklijke DSM N.V. (Netherlands)	312,704	21,132,767
		68,683,771
Total Common Stocks & Other Equity Interests (Cost $732,622,392)		1,032,026,345

	Shares	Value

Money Market Funds–19.79%

Government & Agency Portfolio –Institutional Class, 0.31% (c)	152,734,052	$152,734,052
Treasury Portfolio –Institutional Class, 0.23% (c)	101,822,701	101,822,701
Total Money Market Funds (Cost $254,556,753)		254,556,753
TOTAL INVESTMENTS–100.04% (Cost $987,179,145)		1,286,583,098
OTHER ASSETS LESS LIABILITIES–(0.04)%		(523,517)
NET ASSETS–100.00%		$1,286,059,581

Investment Abbreviations:

REIT    —    Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco Mid Cap Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash

                                 Invesco Mid Cap Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,255,525,081	$31,058,017	$—	$1,286,583,098

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $215,249,627 and $1,011,379,444, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$311,180,894
Aggregate unrealized (depreciation) of investment securities	(23,093,028)
Net unrealized appreciation of investment securities	$288,087,866
Cost of investments for tax purposes is $998,495,232.

                                 Invesco Mid Cap Core Equity Fund

Invesco Multi-Asset Inflation Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us MAI-QTR-1 09/16 Invesco Advisers, Inc.

Schedule of Investments

September 30, 2016

(Unaudited)

Invesco Multi-Asset Inflation Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.26%(a)

	% of Net Assets 09/30/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/16	Value 09/30/16
Alternative Funds–10.12%
PowerShares DB Oil Fund-ETF(b)	10.12%	$40,942	$48,107	$(20,064)	$9,474	$(8,537)	$—	7,883	$69,922
Asset Allocation Funds–7.22%
Invesco Balanced-Risk Commodity Strategy Fund-Class R6(b)	7.22%	32,109	31,172	(18,686)	7,008	(1,742)	—	7,082	49,861
Domestic Equity Funds–14.15%
Invesco Energy Fund-Class R5	9.02%	35,890	44,315	(28,325)	13,564	(3,106)	—	2,264	62,338
iShares U.S. Consumer Goods ETF(c)	5.13%	23,501	25,805	(15,784)	(99)	2,000	600	311	35,423
Total Domestic Equity Funds		59,391	70,120	(44,109)	13,465	(1,106)	600		97,761
Fixed-Income Funds–40.86%
Invesco Emerging Markets Flexible Bond Fund-Class R6(d)	3.77%	16,997	18,414	(9,259)	102	(200)	540	4,002	26,054
Invesco Floating Rate Fund-Class R6	4.85%	21,491	14,264	(3,426)	1,386	(207)	954	4,492	33,508
Invesco High Yield Fund-Class R6	4.25%	18,778	10,369	(1,055)	1,265	(13)	1,047	7,071	29,344
Invesco Short Duration Inflation Protected Fund-Class R6	14.80%	—	112,655	(12,061)	1,695	(11)	651	9,604	102,278
Invesco U.S. Government Fund-Class R5	7.43%	33,517	27,156	(10,314)	1,028	(3)	556	5,622	51,384
Invesco Quality Income Fund-Class R5(e)	3.84%	17,595	18,796	(10,252)	461	(90)	380	2,121	26,510
iShares TIPS Bond ETF(c)	0.00%	64,382	—	(64,813)	1,824	(1,393)	—	—	—
PowerShares Fundamental Investment Grade Corporate Bond Portfolio-ETF	1.92%	8,932	13,281	(9,156)	68	129	86	509	13,254
Total Fixed-Income Funds		181,692	214,935	(120,336)	7,829	(1,788)	4,214		282,332
Foreign Equity Funds–22.21%
Invesco Global Health Care Fund-Class Y(b)	7.57%	35,340	25,234	(6,871)	(653)	(709)	—	1,437	52,341
Invesco Global Infrastructure Fund-Class R6	4.57%	20,292	21,209	(14,664)	4,848	(103)	406	3,165	31,582
Invesco Gold & Precious Metals Fund-Class Y(b)	5.98%	26,914	14,611	(19,854)	18,142	1,501	—	7,580	41,314
Invesco International Growth Fund-Class R6	4.09%	18,681	19,334	(9,632)	623	(747)	—	871	28,259
Total Foreign Equity Funds		101,227	80,388	(51,021)	22,960	(58)	406		153,496
Real Estate Funds–3.67%
Invesco Global Real Estate Fund-Class R6	3.67%	17,368	27,753	(22,996)	1,887	1,350	446	1,884	25,362
Money Market Funds–2.03%
Government & Agency Portfolio –Institutional Class, 0.31%(f)	1.22%	—	9,575	(1,136)	—	—	1	8,439	8,439
Liquid Assets Portfolio-Institutional Class, 0.39%(f)	0.00%	3,189	180,054	(183,243)	—	—	21	—	—
Premier Portfolio-Institutional Class, 0.34%(f)	0.00%	3,189	180,054	(183,243)	—	—	17	—	—
Treasury Portfolio –Institutional Class, 0.23%(f)	0.81%	—	6,383	(757)	—	—	1	5,626	5,626
Total Money Market Funds		6,378	376,066	(368,379)	—	—	40		14,065
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $691,277)	100.26%	$439,107	$848,541	$(645,591)	$62,623	$(11,881)	$5,706		$692,799
OTHER ASSETS LESS LIABILITIES	(0.26)%								(1,783)
NET ASSETS	100.00%								$691,016

Investment Abbreviations:

ETF      — Exchange Traded Fund

TIPS     — Treasury Inflation Protected Securities

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in the Fund shares of exchange-traded funds listed.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	Effective February 26, 2016, Invesco Emerging Market Local Currency Debt Fund was renamed as Invesco Emerging Markets Flexible Bond Fund.
(e)	Effective June 20, 2016, Invesco U.S. Mortgage Fund was renamed as Invesco Quality Income Fund.
(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Inflation Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”), exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco, or other unaffiliated advisers. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

    A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

    Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

    Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

    Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation,

                                 Invesco Multi-Asset Inflation Fund

A.	Security Valuations – (continued)

political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

    Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

    Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

    The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Treasury Inflation-Protected Securities - The Fund or underlying funds may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

                                 Invesco Multi-Asset Inflation Fund

As of September 30, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $472,475 and $277,212, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$19,220
Aggregate unrealized (depreciation) of investment securities	(19,862)
Net unrealized appreciation (depreciation) of investment securities	$(642)
Cost of investments for tax purposes is $693,441.

                                 Invesco Multi-Asset Inflation Fund

Invesco Quality Income Fund
Effective June 20, 2016, Invesco U.S. Mortgage Fund was renamed Invesco Quality Income Fund. Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us VK-QINC-QTR-1 09/16 Invesco Advisers, Inc.

Schedule of Investments

September 30, 2016

(Unaudited)

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–104.27%

Collateralized Mortgage Obligations–20.44%
Fannie Mae ACES, 1.11%, 09/25/2023(a)	$5,000,000	$5,004,972
Fannie Mae Grantor Trust 7.50%, 01/19/2039	379,186	433,742
Fannie Mae Interest STRIPS, IO, 6.50%, 10/25/2024	205,402	28,822
8.00%, 05/25/2030	851,673	229,574
7.50%, 01/25/2032	302,406	52,943
Fannie Mae REMICs, 2.00%, 06/25/2019	233,840	234,859
7.00%, 09/25/2032	312,656	361,580
6.58%, 06/25/2039(a)	1,154,655	1,362,044
0.83%, 04/25/2043(a)	8,956,924	8,908,609
3.50%, 09/25/2044	5,870,805	6,245,960
3.00%, 05/25/2045	2,196,174	2,285,386
1.03%, 05/25/2046(a)	5,675,974	5,695,401
1.03%, 06/25/2046(a)	957,773	960,524
Fannie Mae REMICs, IO, 4.50%, 11/25/2023	3,556,449	85,707
3.00%, 10/25/2026 to 02/25/2028	25,006,496	2,240,961
8.00%, 08/18/2027 to 09/18/2027	1,039,197	238,070
6.00%, 05/25/2033	43,954	10,484
7.00%, 05/25/2033	942,976	223,018
3.50%, 08/25/2042	1,826,001	238,473
1.88%, 03/25/2043(a)	17,179,729	1,179,935
1.92%, 04/25/2045(a)	20,479,333	1,416,459
1.73%, 02/25/2056(a)	28,984,651	1,541,346
Freddie Mac REMICs, 4.50%, 06/15/2018	70,278	71,874
3.00%, 10/15/2018 to 03/15/2035	3,205,977	3,339,392
0.97%, 10/15/2036 to 11/15/2041(a)	12,149,942	12,147,549
1.07%, 10/15/2036(a)	1,701,189	1,707,725
0.86%, 08/15/2038(a)	2,762,152	2,742,726
0.82%, 10/15/2043 to 09/15/2044(a)	12,067,460	12,028,869
Freddie Mac REMICs, IO, 3.00%, 09/15/2025	4,981,126	264,849
2.50%, 09/15/2027	3,568,674	261,896
1.87%, 04/15/2038(a)	12,063,506	756,914
1.86%, 08/15/2038(a)	22,943,106	1,535,800
1.76%, 11/15/2038(a)	19,199,535	1,220,299
1.88%, 11/15/2038(a)	20,799,340	1,492,405
1.93%, 02/15/2039(a)	10,887,926	835,887
1.99%, 12/15/2039(a)	35,761,377	2,760,607
2.00%, 12/15/2039(a)	22,052,059	1,583,461
2.11%, 10/15/2040(a)	34,490,407	2,877,279
4.00%, 12/15/2041	2,491,460	235,883

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs, PO, 1.24%, 01/15/2024	$75,199	$75,121
Freddie Mac STRIPS, 0.84%, 10/15/2037(a)	4,726,897	4,709,695
Freddie Mac STRIPS, IO, 8.00%, 06/15/2031	1,354,811	388,783
Freddie Mac Structured Pass Through Securities 6.50%, 02/25/2043	2,197,771	2,654,041
Freddie Mac Whole Loan Securities Trust 3.00%, 09/25/2045	2,277,380	2,317,534
Ginnie Mae REMICs, 5.87%, 01/20/2039(a)	2,339,212	2,658,226
0.98%, 12/16/2039(a)	3,359,886	3,371,345
4.49%, 07/20/2041(a)	3,333,558	3,606,356
2.01%, 09/20/2041(a)	2,803,683	2,926,788
2.50%, 10/20/2043	1,075,559	1,004,137
0.78%, 09/20/2045(a)	9,451,854	9,431,577
3.00%, 10/20/2045 to 01/20/2046	8,633,915	8,775,009
Ginnie Mae REMICs, IO, 1.57%, 09/20/2064(a)	6,884,810	611,027
1.61%, 11/20/2064(a)	4,427,295	372,172
1.67%, 12/20/2064(a)	11,736,562	1,103,807
		128,847,902
Federal Home Loan Mortgage Corp. (FHLMC)–25.85%
Pass Through Ctfs., 8.50%, 01/01/2017 to 08/01/2031	357,373	440,340
5.00%, 10/01/2018 to 06/01/2040	8,573,639	9,568,535
3.50%, 08/01/2026 to 09/01/2045	10,311,680	10,985,153
6.50%, 05/01/2028 to 08/01/2033	606,313	695,146
6.00%, 03/01/2029	4,892	5,666
2.50%, 02/01/2031	4,915,033	5,098,927
8.00%, 08/01/2032	274,443	340,144
7.50%, 05/01/2035	438,655	544,147
5.50%, 12/01/2036	340,618	385,647
4.50%, 05/01/2038 to 02/01/2042	23,867,679	26,257,815
5.35%, 07/01/2038 to 10/17/2038	2,924,006	3,332,656
5.80%, 10/01/2038 to 01/20/2039	1,192,503	1,320,189
5.45%, 11/25/2038	2,806,667	3,227,862
4.00%, 06/01/2042	5,899,809	6,433,521
Pass Through Ctfs., ARM, 2.99%, 07/01/2036(a)	2,322,120	2,451,128
3.01%, 02/01/2037(a)	227,094	241,866
3.22%, 03/01/2037(a)	1,007,084	1,075,212
3.06%, 05/01/2037(a)	1,172,749	1,244,634
2.89%, 11/01/2037(a)	2,652,379	2,756,439
2.93%, 01/01/2038(a)	427,385	455,655
2.98%, 03/01/2041(a)	156,679	165,494
2.58%, 08/01/2046(a)	10,000,000	10,326,667

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Pass Through Ctfs., TBA,
3.00%, 10/01/2031 to 10/01/2046(b)	$42,200,000	$43,975,757
3.50%, 10/01/2046(b)	30,000,000	31,651,758
		162,980,358
Federal National Mortgage Association (FNMA)–46.15%
Pass Through Ctfs., 7.00%, 02/01/2018 to 12/01/2033	414,512	446,335
4.50%, 05/01/2019 to 07/01/2044	20,351,517	22,147,419
8.00%, 07/01/2020 to 04/01/2033	651,181	810,229
6.50%, 06/01/2022 to 11/01/2038	3,775,667	4,376,958
5.50%, 11/01/2022 to 04/01/2038	11,091,180	12,629,892
4.00%, 06/01/2024 to 05/01/2045	36,043,922	39,153,354
5.00%, 06/01/2027 to 01/01/2041	7,657,007	8,547,998
3.00%, 02/01/2029 to 11/01/2045	21,069,216	22,108,911
9.50%, 04/01/2030	73,082	85,874
3.50%, 11/01/2030 to 03/01/2046	46,845,100	49,665,242
5.63%, 08/01/2032	486,727	542,438
8.50%, 10/01/2032	540,809	696,191
6.00%, 12/01/2035 to 05/01/2040	3,556,006	4,078,524
7.50%, 08/01/2037	701,825	846,201
5.45%, 01/01/2038	503,917	565,353
Pass Through Ctfs., ARM, 2.76%, 03/01/2038(a)	416,413	441,072
2.32%, 02/01/2039(a)	3,435,548	3,551,065
3.02%, 08/01/2042(a)	1,369,586	1,425,016
2.27%, 07/01/2043(a)	3,531,585	3,629,981
2.79%, 02/01/2046(a)	838,183	866,676
2.78%, 03/01/2046(a)	5,027,633	5,200,712
Pass Through Ctfs., TBA, 2.50%, 10/01/2031(b)	24,500,000	25,377,899
3.00%, 10/01/2031 to 10/01/2046(b)	52,500,000	54,732,107
3.50%, 10/01/2046(b)	27,500,000	29,018,943
		290,944,390
Government National Mortgage Association (GNMA)–11.83%
Pass Through Ctfs., 9.50%, 01/15/2017 to 08/15/2022	150,047	152,128
8.00%, 02/15/2017 to 12/15/2021	113,392	114,851
8.50%, 02/20/2017	58	58
9.00%, 09/15/2017 to 08/15/2024	303,443	308,478
7.00%, 08/15/2022 to 01/15/2029	335,603	362,868
6.50%, 04/15/2026 to 11/15/2028	173,205	199,853
6.00%, 01/15/2028 to 04/20/2029	473,550	544,597
5.50%, 05/15/2033 to 10/15/2034	1,027,548	1,172,898
5.00%, 11/20/2037	1,539,374	1,709,916
3.50%, 07/20/2046	8,486,746	9,113,471
Pass Through Ctfs., TBA, 3.00%, 10/01/2046(b)	20,000,000	20,953,124
3.50%, 10/01/2046(b)	15,400,000	16,357,688
4.00%, 10/01/2046(b)	22,000,000	23,575,233
		74,565,163
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $650,324,853)		657,337,813

	Principal Amount	Value
Asset-Backed Securities–30.41%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, Variable Rate Pass Through Ctfs., 2.96%, 10/25/2035(a)	$1,090,598	$985,789
Agate Bay Mortgage Trust, Series 2015-2, Class B1, Variable Rate Pass Through Ctfs., 3.75%, 03/25/2045(a)(c)	3,696,636	3,648,281
American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, Floating Rate Pass Through Ctfs., 3.23%, 06/25/2045(a)	922,076	910,561
BAMLL-DB Trust, Series 2012-OSI, Class A2FX, Pass Through Ctfs., 3.35%, 04/13/2029(c)	4,997,674	5,036,247
Banc of America Funding Trust, Series 2006-3, Class 5A5, Pass Through Ctfs., 5.50%, 03/25/2036	134,050	126,771
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, Variable Rate Pass Through Ctfs., 2.99%, 03/25/2035(a)	2,504,537	2,452,643
Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 2.92%, 03/25/2035(a)	1,140,957	1,148,123
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class AJ, Pass Through Ctfs., 4.99%, 09/11/2042	20,520	20,499
Series 2006-T22, Class B, Variable Rate Pass Through Ctfs., 5.91%, 04/12/2038(a)(c)	1,380,795	1,384,628
BMW Vehicle Lease Trust, Series 2015-1, Class A2B, Floating Rate Pass Through Ctfs., 0.85%, 02/21/2017(a)	173,067	173,088
Cerberus Onshore II CLO-2 LLC, Series 2014-1A, Class A, Floating Rate Pass Through Ctfs., 2.53%, 10/15/2023(a)(c)	1,697,092	1,697,167
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class B, Floating Rate Pass Through Ctfs., 1.72%, 02/15/2031(a)(c)	3,000,000	2,985,884
Chase Issuance Trust, Series 2016-A3, Class A3, Floating Rate Pass Through Ctfs., 1.07%, 06/15/2023(a)	5,000,000	5,013,932
Chase Mortgage Finance Trust, Series 2005-A1, Class 3A1, Floating Rate Pass Through Ctfs., 2.68%, 12/25/2035(a)(c)	64,088	59,486
Series 2007-A2, Class 2A1, Variable Rate Pass Through Ctfs., 2.97%, 07/25/2037(a)	1,254,880	1,249,490
Series 2007-A2, Class 2A4, Variable Rate Pass Through Ctfs., 2.97%, 07/25/2037(a)	1,159,243	1,124,596

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

	Principal Amount	Value
Chase Mortgage Trust, Series 2016-1, Class M3, Pass Through Ctfs., 3.75%, 04/25/2045(c)	$4,116,302	$4,153,045
Series 2016-2, Class M4, Pass Through Ctfs., 3.75%, 12/25/2045(c)	3,819,846	3,672,137
CHL Mortgage Pass Through Trust, Series 2004-29, Class 1A1, Floating Rate Pass Through Ctfs., 1.07%, 02/25/2035(a)	585,737	555,296
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB3, Class 2A, Floating Rate Pass Through Ctfs., 2.93%, 09/25/2034(a)	2,447,148	2,376,989
Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.65%, 08/25/2034(a)	471,502	456,841
Series 2006-AR2, Class 1A2, Variable Rate Pass Through Ctfs., 2.95%, 03/25/2036(a)	115,854	113,357
Series 2009-12, Class 5A1, Pass Through Ctfs., 5.50%, 07/25/2037(c)	151,984	152,331
Series 2012-6, Class 2A1, Variable Rate Pass Through Ctfs., 2.77%, 08/25/2036(a)(c)	1,400,845	1,404,196
Commercial Mortgage Trust, Series 2013-LC13, Class XA, Variable Rate Pass Through Ctfs., 1.54%, 08/10/2046(a)	46,120,944	2,426,354
Series 2014-FL5, Class B, Floating Rate Pass Through Ctfs., 2.67%, 10/15/2031(a)(c)	1,400,000	1,386,707
Series 2015-CR24, Class XA, Variable Rate Pass Through Ctfs., 1.03%, 08/10/2048(a)	45,274,565	2,636,229
Credit Suisse First Boston Mortgage Securities Corp, Series 2004-AR5, Class 5A1, Variable Rate Pass Through Ctfs., 3.03%, 06/25/2034(a)	1,925,452	1,891,354
Credit Suisse Mortgage Capital Trust, Series 2013-6, Class 2A1, Variable Rate Pass Through Ctfs., 3.50%, 08/25/2043(a)(c)	1,800,659	1,847,994
Series 2013-7, Class B1, Variable Rate Pass Through Ctfs., 3.58%, 08/25/2043(a)(c)	5,194,023	5,157,748
Series 2015-TOWN, Class B, Floating Rate Pass Through Ctfs., 2.42%, 03/15/2017(a)(c)	2,500,000	2,456,637
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, Pass Through Ctfs., 3.50%, 05/25/2045(c)	3,724,352	3,865,833
Deutsche Mortgage Securities Inc. Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, Floating Rate Pass Through Ctfs., 4.06%, 06/27/2037(a)(c)	4,735,016	4,689,135

	Principal Amount	Value
Ford Credit Auto Owner Trust, Series 2016-1, Class A, Pass Through Ctfs., 2.31%, 08/15/2027(c)	$6,109,000	$6,257,169
GMACM Mortgage Loan Trust, Series 2005-AR3, Class 2A1, Variable Rate Pass Through Ctfs., 3.31%, 06/19/2035(a)	3,006,663	2,949,620
GSAA Home Equity Trust, Series 2007-7, Class A4, Floating Rate Pass Through Ctfs., 0.80%, 07/25/2037(a)	200,728	180,113
GSR Mortgage Loan Trust, Series 2004-12, Class 3A6, Variable Rate Pass Through Ctfs, 3.04%, 12/25/2034(a)	1,719,185	1,723,481
H/2 Asset Funding (Cayman Islands), Series 2015-1A, Class BFL, Floating Rate Pass Through Ctfs., 2.83%, 06/24/2049(a)(c)	2,000,000	1,915,663
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AJ, Pass Through Ctfs., 5.48%, 05/15/2045	507,640	509,499
JP Morgan Mortgage Trust, Series 2005-A3, Class 6A5, Variable Rate Pass Through Ctfs., 3.02%, 06/25/2035(a)	1,546,538	1,510,269
Series 2005-A6, Class 7A1, Floating Rate Pass Through Ctfs., 3.16%, 08/25/2035(a)	1,152,108	1,102,469
Series 2014-1, Class 1A17, Variable Rate Pass Through Ctfs., 4.00%, 01/25/2044(a)(c)	4,512,979	4,791,155
Series 2015-3, Class A3, Pass Through Ctfs., 3.50%, 05/25/2045(c)	6,064,269	6,298,902
Series 2015-5, Class A2, Variable Rate Pass Through Ctfs., 2.90%, 05/25/2045(a)(c)	3,998,470	4,075,824
JP Morgan Resecuritization Trust, Series 2009-7, Class 5A1, Pass Through Ctfs., 6.00%, 02/27/2037(c)	250,606	251,676
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/2041 (Acquired 04/22/2013; Cost $4,716,128)(c)	4,556,645	4,815,804
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.25%, 09/08/2039 (Acquired 11/05/2010-06/25/2012; Cost $7,263,449)(a)(c)	7,020,537	7,261,868
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(c)	3,014,927	3,031,176
Luminent Mortgage Trust, Series 2005-1, Class A1, Floating Rate Pass Through Ctfs., 0.79%, 11/25/2035(a)	2,806,387	2,542,333
Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 0.77%, 04/25/2036(a)	96,425	65,320

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A2, Floating Rate Pass Through Ctfs., 1.75%, 04/25/2029(a)	$714,021	$695,491
Series 2005-3, Class 3A, Floating Rate Pass Through Ctfs., 2.73%, 11/25/2035(a)	1,044,579	1,035,322
Series 2005-A, Class A1, Floating Rate Pass Through Ctfs., 0.99%, 03/25/2030(a)	1,199,524	1,166,302
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AJ, Pass Through Ctfs., 5.39%, 11/12/2041	5,061,000	5,047,218
Series 2015-XLF2, Class AFSD, Floating Rate Pass Through Ctfs., 4.18%, 08/15/2026(a)(c)	2,150,000	2,157,362
Newstar Commercial Loan Funding LLC, Series 2015-1A, Class A1, Floating Rate Pass Through Ctfs., 2.50%, 01/20/2027(a)(c)	5,000,000	4,923,368
PFP Ltd. (Cayman Islands), Series 2015-2, Class B, Floating Rate Pass Through Ctfs., 3.43%, 07/14/2034(a)(c)	3,345,000	3,347,752
RALI Trust, Series 2006-QO2, Class A2, Floating Rate Pass Through Ctfs., 0.80%, 02/25/2046(a)	61,492	28,152
RBSSP Resecuritization Trust, Series 2009-13, Class 10A3, Variable Rate Pass Through Ctfs., 2.96%, 01/26/2036(a)(c)	629,914	631,309
Series 2010-1, Class 2A1, Variable Rate Pass Through Ctfs., 2.60%, 07/26/2045 (Acquired 01/31/2011-02/23/2016; Cost $2,141,361) (a)(c)	2,156,498	2,156,552
Sequoia Mortgage Trust, Series 2013-4, Class A3, Pass Through Ctfs., 1.55%, 04/25/2043	1,883,827	1,833,878
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Pass Through Ctfs., 3.75%, 07/25/2043(c)	2,972,906	3,098,226
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, Variable Rate Pass Through Ctfs., 2.90%, 06/25/2034(a)	3,176,830	3,177,315
Series 2004-13, Class A2, Floating Rate Pass Through Ctfs., 0.83%, 09/25/2034(a)	668,507	583,423
Series 2004-16, Class 2A, Floating Rate Pass Through Ctfs., 2.97%, 11/25/2034(a)	4,319,361	4,320,018
Series 2004-20, Class 3A1, Variable Rate Pass Through Ctfs., 2.85%, 01/25/2035(a)	472,250	448,260
Structured Asset Mortgage Investments, II Trust., Series 2005-AR2, Class 2A1, Floating Rate Pass Through Ctfs., 0.76%, 05/25/2045(a)	1,553,262	1,369,323

	Principal Amount	Value
Structured Asset Securities Corp., Series 2002-21A, Class B1II, Variable Rate Pass Through Ctfs., 2.93%, 11/25/2032(a)	$217,028	$182,695
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A, Pass Through Ctfs., 1.74%, 09/15/2021	5,000,000	5,040,039
Thornburg Mortgage Securities Trust, Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 2.68%, 07/25/2045(a)	4,381,049	4,254,333
Towd Point Mortgage Trust, Series 2015-4, Class A1, Variable Rate Pass Through Ctfs., 3.50%, 04/25/2055(a)(c)	1,632,957	1,687,181
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.46%, 10/15/2044(a)	91,575	91,493
Series 2006-C25, Class D, Variable Rate Pass Through Ctfs., 6.01%, 05/15/2043(a)	2,002,000	1,997,094
Series 2006-C27, Class AJ, Variable Rate Pass Through Ctfs., 5.83%, 07/15/2045(a)	5,000,000	5,020,766
WaMu Mortgage Pass-Through Trust, Series 2005-AR12, Class 1A8, Variable Rate Pass Through Ctfs., 2.72%, 10/25/2035(a)	4,926,272	4,804,830
Series 2007-HY2, Class 2A1, Variable Rate Pass Through Ctfs., 2.93%, 11/25/2036(a)	244,259	220,252
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 3.11%, 07/25/2034(a)	1,959,140	1,959,946
Series 2004-O, Class A1, Floating Rate Pass Through Ctfs., 2.99%, 08/25/2034(a)	5,028,229	5,110,800
Series 2005-AR2, Class 2A2, Floating Rate Pass Through Ctfs., 2.88%, 03/25/2035(a)	261,764	264,597
Series 2006-AR6, Class 3A1, Variable Rate Pass Through Ctfs., 2.86%, 03/25/2036(a)	3,826,154	3,645,368
Series 2006-AR6, Class 7A2, Floating Rate Pass Through Ctfs., 2.96%, 03/25/2036(a)	1,377,366	1,345,148
Series 2006-AR7, Class 2A5, Floating Rate Pass Through Ctfs., 3.09%, 05/25/2036(a)	2,218,103	2,116,723
Series 2006-AR8, Class 2A3, Variable Rate Pass Through Ctfs., 3.00%, 04/25/2036(a)	1,405,068	1,376,498
Total Asset-Backed Securities (Cost $188,822,732)		191,678,743

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

	Principal Amount	Value

U.S. Treasury Securities–0.21%

U.S. Treasury Bills–0.05%

0.43%, 11/17/2016(d)	$300,000	$299,936
U.S. Treasury Notes–0.16%

3.25%, 12/31/2016(e)	1,000,000	1,007,234
Total U.S. Treasury Securities (Cost $1,304,919)		1,307,170

	Shares	Value
Money Market Funds–1.58%

Government & Agency Portfolio –Institutional Class, 0.31% (f)	5,990,627	$5,990,627
Treasury Portfolio –Institutional Class, 0.23% (f)	3,993,752	3,993,752
Total Money Market Funds (Cost $9,984,379)		9,984,379
TOTAL INVESTMENTS–136.47% (Cost $850,436,883)		860,308,105
OTHER ASSETS LESS LIABILITIES–(36.47)%		(229,925,291)
NET ASSETS–100.00%		$630,382,814

Investment Abbreviations:
ACES	—Automatically Convertible Extendable Security
ARM	—Adjustable Rate Mortgage
CLO	—Collateralized Loan Obligation
Ctfs.	—Certificates
IO	—Interest Only
PO	—Principal Only
REMICs	—Real Estate Mortgage Investment Conduits
STRIPS	—Separately Traded Registered Interest and Principal Security
TBA	—To Be Announced

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2016.

(b)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1C.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2016 was $100,238,957, which represented 15.90% of the Fund’s Net Assets.

(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

    Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

    Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

    Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

    Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Quality Income Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

    Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

    The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

    The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

    The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

    Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco Quality Income Fund

E.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
F.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$9,984,379	$—	$—	$9,984,379
U.S. Treasury Securities	—	1,307,170	—	1,307,170
U.S. Government Sponsored Agency Securities	—	657,337,813	—	657,337,813
Asset-Backed Securities	—	191,678,743	—	191,678,743
	9,984,379	850,323,726	—	860,308,105
Futures Contracts*	(109,862)	—	—	(109,862)
Total Investments	$9,874,517	$850,323,726	$—	$860,198,243
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Short	62	December-2016	$(13,545,063)	$(24,351)
U.S. Treasury 5 Year Notes	Short	236	December-2016	(28,677,688)	(140,687)
U.S. Treasury 10 Year Notes	Long	28	December-2016	3,671,500	(3,566)
U.S. Long Bonds	Short	82	December-2016	(13,788,813)	58,742
Total Futures Contracts—Interest Rate Risk					$(109,862)

Invesco Quality Income Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $2,946,851,890 and $2,723,411,782, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$14,482,617
Aggregate unrealized (depreciation) of investment securities	(4,637,575)
Net unrealized appreciation of investment securities	$9,845,042
Cost of investments for tax purposes is $850,463,063.

Invesco Quality Income Fund

Invesco Small Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us SCG-QTR-1 09/16 Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.69%

Aerospace & Defense–1.00%

TransDigm Group, Inc. (b)	80,812	$23,364,365

Air Freight & Logistics–0.75%

Forward Air Corp.	405,550	17,544,093

Apparel Retail–0.43%

DSW Inc. -Class A	494,952	10,136,617

Apparel, Accessories & Luxury Goods–1.31%

Carter’s, Inc.	188,061	16,306,769
G-III Apparel Group, Ltd. (b)	490,792	14,306,587
		30,613,356

Application Software–8.48%

Aspen Technology, Inc. (b)	488,939	22,877,456
Fair Isaac Corp.	208,598	25,989,225
Guidewire Software Inc. (b)	394,725	23,675,605
Interactive Intelligence Group, Inc. (b)	318,015	19,125,422
Manhattan Associates, Inc. (b)	455,613	26,252,421
Mentor Graphics Corp.	778,791	20,591,234
MicroStrategy Inc. -Class A (b)	126,799	21,231,224
Ultimate Software Group, Inc. (The) (b)	131,107	26,796,960
Verint Systems Inc. (b)	305,244	11,486,332
		198,025,879

Asset Management & Custody Banks–1.08%

Janus Capital Group Inc.	1,046,790	14,665,528
WisdomTree Investments, Inc. (c)	1,029,280	10,591,291
		25,256,819

Auto Parts & Equipment–0.55%

Visteon Corp.	178,703	12,805,857

Biotechnology–4.67%

ACADIA Pharmaceuticals Inc. (b)(c)	302,743	9,630,255
Cepheid (b)	365,277	19,246,445
Exelixis, Inc. (b)	2,052,761	26,254,813
Halozyme Therapeutics, Inc. (b)(c)	685,821	8,284,718
Momenta Pharmaceuticals, Inc. (b)	1,139,365	13,319,177
Neurocrine Biosciences, Inc. (b)	353,224	17,887,263
Repligen Corp. (b)	475,862	14,366,274
		108,988,945

Brewers–0.53%

Boston Beer Co., Inc. (The) -Class A (b)	80,054	12,429,184

Building Products–1.70%

A.O. Smith Corp.	226,242	22,350,447

	Shares	Value

Building Products–(continued)

Masonite International Corp. (b)	279,288	$17,363,335
		39,713,782

Casinos & Gaming–0.64%

Penn National Gaming, Inc. (b)	1,108,164	15,037,785

Construction Machinery & Heavy Trucks–1.91%

WABCO Holdings Inc. (b)	211,125	23,969,021
Wabtec Corp.	253,135	20,668,473
		44,637,494

Construction Materials–1.11%

Martin Marietta Materials, Inc.	145,244	26,014,653

Data Processing & Outsourced Services–1.80%

Euronet Worldwide, Inc. (b)	298,282	24,408,416
ExlService Holdings, Inc. (b)	355,044	17,695,393
		42,103,809

Distributors–1.00%

Pool Corp.	247,769	23,419,126

Electrical Components & Equipment–1.71%

Acuity Brands, Inc.	150,762	39,891,625

Electronic Components–0.79%

Littelfuse, Inc.	142,250	18,323,222

Electronic Equipment & Instruments–1.78%

Cognex Corp.	439,294	23,221,081
Zebra Technologies Corp. -Class A (b)	262,702	18,286,686
		41,507,767

Financial Exchanges & Data–0.89%

MarketAxess Holdings, Inc.	125,052	20,707,361

Footwear–0.80%

Steven Madden, Ltd. (b)	538,205	18,600,365

Health Care Equipment–4.90%

Cantel Medical Corp.	249,865	19,484,473
DexCom Inc. (b)	257,791	22,597,959
Hill-Rom Holdings, Inc.	392,247	24,311,469
NuVasive, Inc. (b)	367,267	24,482,018
NxStage Medical, Inc. (b)	937,561	23,429,649
		114,305,568

Health Care Facilities–2.64%

HealthSouth Corp.	504,730	20,476,896
Select Medical Holdings Corp. (b)	1,260,251	17,013,389

See accompanying notes which are an integral part of this schedule

                                 Invesco Small Cap Growth Fund

	Shares	Value

Health Care Facilities–(continued)

VCA Inc. (b)	346,496	$24,247,790
		61,738,075

Health Care REIT’s–0.78%

Physicians Realty Trust	841,625	18,128,602

Health Care Services–0.72%

Chemed Corp.	118,910	16,774,634

Health Care Supplies–1.70%

Align Technology, Inc. (b)	229,982	21,560,813
Halyard Health Inc. (b)	154,378	5,350,741
ICU Medical, Inc. (b)	101,845	12,871,171
		39,782,725

Home Entertainment Software–1.02%

Take-Two Interactive Software, Inc. (b)	527,479	23,778,753

Homebuilding–0.60%

CalAtlantic Group, Inc.	418,520	13,995,309

Industrial Machinery–1.15%

ITT Inc.	496,341	17,788,862
John Bean Technologies Corp.	128,755	9,083,665
		26,872,527

Integrated Telecommunication Services–1.50%

SBA Communications Corp. -Class A (b)	311,808	34,972,385

Internet Software & Services–2.42%

CoStar Group Inc. (b)	164,359	35,588,654
Pandora Media Inc. (b)(c)	857,490	12,287,832
Q2 Holdings Inc. (b)	302,760	8,677,102
		56,553,588

IT Consulting & Other Services–1.79%

Booz Allen Hamilton Holding Corp.	763,722	24,141,252
EPAM Systems, Inc. (b)	253,331	17,558,372
		41,699,624

Leisure Facilities–1.26%

Vail Resorts, Inc.	187,868	29,472,732

Leisure Products–0.79%

Brunswick Corp.	375,995	18,341,036

Life & Health Insurance–0.58%

American Equity Investment Life Holding Co.	762,778	13,524,054

Life Sciences Tools & Services–3.55%

Bio-Techne Corp.	195,605	21,418,748
PAREXEL International Corp. (b)	274,536	19,066,525
PerkinElmer, Inc.	385,813	21,647,967

	Shares	Value

Life Sciences Tools & Services–(continued)

VWR Corp. (b)	731,197	$20,736,747
		82,869,987

Managed Health Care–1.07%

HealthEquity, Inc. (b)	661,549	25,039,630

Marine–0.73%

Kirby Corp. (b)	274,459	17,060,371

Metal & Glass Containers–0.99%

Berry Plastics Group Inc. (b)	525,954	23,063,083

Movies & Entertainment–0.62%

IMAX Corp. (b)(c)	499,981	14,484,450

Office REIT’s–0.50%

Highwoods Properties, Inc.	222,172	11,579,605

Office Services & Supplies–1.34%

Pitney Bowes Inc.	915,920	16,633,107
Steelcase Inc. -Class A	1,061,401	14,742,860
		31,375,967

Oil & Gas Drilling–1.19%

Patterson-UTI Energy, Inc.	1,236,911	27,669,699

Oil & Gas Exploration & Production–2.97%

Energen Corp.	424,447	24,499,081
Laredo Petroleum, Inc. (b)(c)	1,581,510	20,401,479
Parsley Energy, Inc. -Class A (b)	730,957	24,494,369
		69,394,929

Packaged Foods & Meats–2.25%

B&G Foods Inc.	481,322	23,671,416
Lancaster Colony Corp.	217,995	28,794,960
		52,466,376

Pharmaceuticals–2.70%

Catalent, Inc. (b)	645,739	16,685,896
Impax Laboratories, Inc. (b)	288,596	6,839,725
Nektar Therapeutics (b)	1,363,789	23,429,895
Prestige Brands Holdings, Inc. (b)	332,050	16,028,053
		62,983,569

Property & Casualty Insurance–0.74%

RLI Corp.	251,741	17,209,015

Regional Banks–3.71%

BankUnited, Inc.	483,302	14,595,721
Cathay General Bancorp	596,962	18,374,490
Cullen/Frost Bankers, Inc.	253,886	18,264,559
Home BancShares Inc.	785,028	16,336,433
MB Financial, Inc.	502,859	19,128,756
		86,699,959

See accompanying notes which are an integral part of this schedule.

                                 Invesco Small Cap Growth Fund

	Shares	Value

Research & Consulting Services–0.56%

CEB Inc.	241,528	$13,156,030

Restaurants–4.85%

BJ’s Restaurants Inc. (b)	373,176	13,266,407
Cheesecake Factory Inc. (The)	345,956	17,318,557
Dunkin’ Brands Group, Inc.	371,152	19,329,596
Jack in the Box Inc.	278,491	26,718,427
Panera Bread Co. -Class A (b)	78,617	15,308,302
Texas Roadhouse, Inc.	542,962	21,191,807
		113,133,096

Semiconductor Equipment–1.08%

MKS Instruments, Inc.	506,627	25,194,561

Semiconductors–4.82%

Cavium Inc. (b)	307,531	17,898,304
Cirrus Logic, Inc. (b)	218,024	11,587,976
Integrated Device Technology, Inc. (b)	360,747	8,333,256
Monolithic Power Systems Inc.	383,489	30,870,864
Power Integrations, Inc.	360,575	22,727,042
Silicon Laboratories Inc. (b)	360,855	21,218,274
		112,635,716

Specialized REIT’s–0.68%

CubeSmart	584,090	15,922,293

Specialty Chemicals–0.85%

PolyOne Corp.	585,344	19,790,481

Specialty Stores–0.68%

Five Below, Inc. (b)	393,858	15,868,539

Systems Software–2.76%

CommVault Systems, Inc. (b)	409,209	21,741,274
Proofpoint, Inc. (b)	326,084	24,407,388
Qualys, Inc. (b)	476,969	18,215,446
		64,364,108

Technology Distributors–1.22%

SYNNEX Corp.	250,058	28,534,118

Technology Hardware, Storage & Peripherals–0.41%

Cray, Inc. (b)	407,254	9,586,759

Trading Companies & Distributors–1.13%

Watsco, Inc.	187,907	26,476,096

Trucking–2.51%

Knight Transportation, Inc.	818,627	23,486,409
Old Dominion Freight Line, Inc. (b)	242,150	16,613,911
Swift Transportation Co. (b)(c)	861,402	18,494,301
		58,594,621
Total Common Stocks & Other Equity Interests (Cost $1,688,311,301)		2,304,214,774

	Shares	Value

Money Market Funds–1.71%

Government & Agency Portfolio –Institutional Class, 0.31% (d)	23,944,433	$23,944,433
Treasury Portfolio – Institutional Class, 0.23% (d)	15,962,956	15,962,956
Total Money Market Funds (Cost $39,907,389)		39,907,389
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.40% (Cost $1,728,218,690)		2,344,122,163

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Fund–2.25%

Government & Agency Portfolio –Institutional Class, 0.31% (Cost $52,461,431)(d)(e)	52,461,431	52,461,431
TOTAL INVESTMENTS–102.65% (Cost $1,780,680,121)		2,396,583,594
OTHER ASSETS LESS LIABILITIES–(2.65)%		(61,774,470)
NET ASSETS–100.00%		$2,334,809,124

Investment Abbreviations:

REIT            —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2016.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco Small Cap Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

                                 Invesco Small Cap Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $349,766,883 and $454,496,958, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$723,424,263
Aggregate unrealized (depreciation) of investment securities	(107,825,594)
Net unrealized appreciation of investment securities	$615,598,669
Cost of investments for tax purposes is $1,780,984,925.

                                 Invesco Small Cap Growth Fund

Item 2.	Controls and Procedures.

(a)	As of November 21, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Growth Series (Invesco Growth Series)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 29, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.